GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 3.0%
3,068	Boeing Co. (The)	$ 976,453
74,616	HEICO Corp.	9,135,237
59,711	Lockheed Martin Corp.	25,563,473
110,613	Raytheon Co.	24,438,836

		60,113,999

Airlines – 1.7%
189,032	Delta Air Lines, Inc.	10,536,644
477,629	JetBlue Airways Corp.*	9,471,383
256,639	Southwest Airlines Co.	14,110,012

		34,118,039

Automobiles – 0.7%
400,789	General Motors Co.	13,382,345

Banks – 0.7%
138,175	Popular, Inc.	7,732,273
36,046	Signature Bank	5,114,567
11,362	Western Alliance Bancorp	627,523

		13,474,363

Beverages – 1.3%
354,869	Monster Beverage Corp.*	23,634,276
7,517	PepsiCo, Inc.	1,067,564

		24,701,840

Biotechnology – 4.5%
68,973	AbbVie, Inc.	5,588,193
96,079	Alexion Pharmaceuticals, Inc.*	9,549,292
63,812	Biogen, Inc.*	17,155,856
175,535	Gilead Sciences, Inc.	11,093,812
277,318	Incyte Corp.*	20,263,626
16,084	Regeneron Pharmaceuticals, Inc.*	5,435,427
4,924	Seattle Genetics, Inc.*	533,712
84,253	Vertex Pharmaceuticals, Inc.*	19,129,644

		88,749,562

Building Products – 0.9%
89,802	Allegion PLC	11,613,195
147,570	Johnson Controls International PLC	5,821,636

		17,434,831

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 2.5%
416,595	Charles Schwab Corp. (The)	$ 18,975,902
11,316	Evercore, Inc., Class A	867,032
98,818	S&P Global, Inc.	29,025,811

		48,868,745

Chemicals – 1.6%
231,656	Axalta Coating Systems Ltd.*	6,674,009
44,605	Sherwin-Williams Co. (The)	24,844,539

		31,518,548

Commercial Services & Supplies – 1.1%
74,606	Cintas Corp.	20,812,836

Communications Equipment – 0.9%
3,389	Arista Networks, Inc.*	756,899
127,176	Ciena Corp.*	5,172,248
263,376	Cisco Systems, Inc.	12,107,395

		18,036,542

Consumer Finance – 1.7%
479,733	Ally Financial, Inc.	15,365,848
581,446	Synchrony Financial	18,844,665

		34,210,513

Diversified Financial Services – 0.6%
201,326	Voya Financial, Inc.	12,025,202

Electronic Equipment, Instruments & Components – 1.8%
310,952	Jabil, Inc.	12,092,923
220,029	Keysight Technologies, Inc.*	20,460,497
63,141	National Instruments Corp.	2,817,983

		35,371,403

Entertainment – 0.8%
7,740	Roku, Inc.*	936,153
25,169	Take-Two Interactive Software, Inc.*	3,137,064
1,815,479	Zynga, Inc., Class A*	10,929,184

		15,002,401

Equity Real Estate Investment Trusts (REITs) – 2.8%
17,327	American Homes 4 Rent, Class A REIT	473,547
9,905	CoreSite Realty Corp. REIT	1,163,342
109,977	Duke Realty Corp. REIT	3,993,265

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
286,708	Equity LifeStyle Properties, Inc. REIT	$ 20,858,007
39,492	Extra Space Storage, Inc. REIT	4,370,974
403,547	Invitation Homes, Inc. REIT	12,699,624
36,495	SBA Communications Corp. REIT	9,107,692
20,233	Sun Communities, Inc. REIT	3,281,186

		55,947,637

Health Care Equipment & Supplies – 4.6%
2,494	ABIOMED, Inc.*	464,607
52,939	Align Technology, Inc.*	13,610,617
36,214	DENTSPLY SIRONA, Inc.	2,027,984
107,762	Edwards Lifesciences Corp.*	23,692,553
122,346	Hologic, Inc.*	6,547,958
18,496	Insulet Corp.*	3,588,964
114,105	STERIS PLC	17,194,482
52,370	Teleflex, Inc.	19,455,979
30,617	West Pharmaceutical Services, Inc.	4,774,721

		91,357,865

Health Care Providers & Services – 5.8%
78,227	Anthem, Inc.	20,752,059
47,214	Cigna Corp.	9,083,029
160,115	HCA Healthcare, Inc.	22,223,962
54,025	Humana, Inc.	18,165,366
86,275	Molina Healthcare, Inc.*	10,609,237
64,004	UnitedHealth Group, Inc.	17,437,890
119,666	Universal Health Services, Inc., Class B	16,407,405

		114,678,948

Hotels, Restaurants & Leisure – 3.1%
4,875	Chipotle Mexican Grill, Inc.*	4,225,455
276,223	Las Vegas Sands Corp.	18,040,124
417,109	MGM Resorts International	12,955,406
297,517	Starbucks Corp.	25,238,367

		60,459,352

Household Durables – 0.8%
258,592	D.R. Horton, Inc.	15,308,646

Insurance – 0.3%
30,512	Aon PLC	6,720,268

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 9.5%
26,893	Alphabet, Inc., Class A*	$ 38,531,752
44,008	Alphabet, Inc., Class C*	63,117,594
396,475	Facebook, Inc., Class A*	80,052,267
83,403	Match Group, Inc.*(a)	6,523,783

		188,225,396

Internet & Direct Marketing Retail – 7.1%
58,307	Amazon.com, Inc.*	117,122,437
653,909	eBay, Inc.	21,945,186

		139,067,623

IT Services – 8.6%
170,621	Automatic Data Processing, Inc.	29,242,733
19,190	Black Knight, Inc.*	1,284,195
5,874	Euronet Worldwide, Inc.*	925,977
32,528	Global Payments, Inc.	6,357,597
11,804	GoDaddy, Inc., Class A*	793,347
14,401	International Business Machines Corp.	2,069,856
48,554	Mastercard, Inc., Class A	15,340,151
212,471	PayPal Holdings, Inc.*	24,198,322
49,194	Square, Inc., Class A*	3,674,300
105,414	VeriSign, Inc.*	21,940,870
317,661	Visa, Inc., Class A	63,205,009

		169,032,357

Life Sciences Tools & Services – 1.2%
74,975	IQVIA Holdings, Inc.*	11,639,869
15,744	Mettler-Toledo International, Inc.*	11,921,042

		23,560,911

Machinery – 0.7%
315,535	Allison Transmission Holdings, Inc.	13,946,647

Media – 0.4%
390,919	Liberty Global PLC, Class C (United Kingdom)*	7,615,102

Metals & Mining – 0.2%
82,330	Alcoa Corp.*	1,148,504
18,495	Royal Gold, Inc.	2,132,843

		3,281,347

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 0.3%
39,344	Macy’s, Inc.	$ 627,537
46,742	Target Corp.	5,176,209

		5,803,746

Personal Products – 0.4%
43,572	Estee Lauder Cos., Inc. (The), Class A	8,503,511

Pharmaceuticals – 0.6%
22,694	Horizon Therapeutics PLC*	782,716
30,223	Jazz Pharmaceuticals PLC*	4,332,467
76,751	Merck & Co., Inc.	6,557,606

		11,672,789

Professional Services – 2.1%
22,117	CoStar Group, Inc.*	14,442,180
187,772	IHS Markit Ltd.*	14,807,700
133,845	TransUnion	12,273,586

		41,523,466

Road & Rail – 0.4%
41,823	Union Pacific Corp.	7,503,883

Semiconductors & Semiconductor Equipment – 4.0%
156,735	Advanced Micro Devices, Inc.*	7,366,545
110,964	Analog Devices, Inc.	12,178,299
51,945	Applied Materials, Inc.	3,012,290
52,934	Lam Research Corp.	15,785,448
127,472	NVIDIA Corp.	30,138,205
41,953	Skyworks Solutions, Inc.	4,746,982
27,686	Universal Display Corp.	4,877,443

		78,105,212

Software – 12.9%
95,934	Adobe, Inc.*	33,686,265
313,501	Cadence Design Systems, Inc.*	22,606,557
13,323	DocuSign, Inc.*	1,045,989
252,503	Dropbox, Inc., Class A*	4,297,601
38,030	Fair Isaac Corp.*	15,302,511
41,484	Intuit, Inc.	11,631,284
949,997	Microsoft Corp.	161,717,989
29,298	Oracle Corp.	1,536,680

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
38,392	Zendesk, Inc.*	$ 3,317,069

		255,141,945

Specialty Retail – 0.9%
77,806	Home Depot, Inc. (The)	17,747,549

Technology Hardware, Storage & Peripherals – 8.7%
556,907	Apple, Inc.	172,368,286

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,507,020,311)		$1,955,393,655

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,552,415	1.535%	$ 6,552,415
(Cost $6,552,415)

TOTAL INVESTMENTS – 99.5% (Cost $1,513,572,726)		$1,961,946,070

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		9,836,241

NET ASSETS – 100.0%		$1,971,782,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 1.4%
3,639	General Dynamics Corp.	$ 638,426
23,814	Raytheon Co.	5,261,465
600	Teledyne Technologies, Inc.*	219,036

		6,118,927

Airlines – 3.2%
14,224	American Airlines Group, Inc.	381,772
15,576	Copa Holdings SA, Class A (Panama)	1,525,825
89,289	Delta Air Lines, Inc.	4,976,969
123,297	JetBlue Airways Corp.*	2,444,979
89,262	Southwest Airlines Co.	4,907,625

		14,237,170

Auto Components – 0.4%
61,180	Gentex Corp.	1,821,329

Automobiles – 1.3%
171,641	General Motors Co.	5,731,093

Banks – 8.7%
124,109	Bank of America Corp.	4,074,498
13,902	Citigroup, Inc.	1,034,448
78,176	Citizens Financial Group, Inc.	2,914,401
72,718	Fifth Third Bancorp	2,068,827
33,658	First Horizon National Corp.	538,528
65,493	JPMorgan Chase & Co.	8,668,653
4,450	PacWest Bancorp	155,973
81,280	Popular, Inc.	4,548,429
67,665	Regions Financial Corp.	1,053,544
24,545	Signature Bank	3,482,690
5,032	SVB Financial Group*	1,209,341
25,124	Wells Fargo & Co.	1,179,321
64,668	Western Alliance Bancorp	3,571,614
95,623	Zions Bancorp NA	4,349,890

		38,850,157

Beverages – 1.0%
68,011	Monster Beverage Corp.*	4,529,533

Biotechnology – 3.1%
14,971	Alexion Pharmaceuticals, Inc.*	1,487,968
12,001	Biogen, Inc.*	3,226,469
103,689	Gilead Sciences, Inc.	6,553,145

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
23,684	Incyte Corp.*	$ 1,730,590
2,642	Regeneron Pharmaceuticals, Inc.*	892,837

		13,891,009

Building Products – 2.0%
26,373	Allegion PLC	3,410,556
139,957	Johnson Controls International PLC	5,521,304

		8,931,860

Capital Markets – 6.4%
126,487	Bank of New York Mellon Corp. (The)	5,664,088
110,102	Charles Schwab Corp. (The)	5,015,146
4,249	CME Group, Inc.	922,500
28,252	Intercontinental Exchange, Inc.	2,817,854
111,753	Morgan Stanley	5,840,212
15,198	S&P Global, Inc.	4,464,109
49,814	State Street Corp.	3,767,433

		28,491,342

Chemicals – 2.1%
113,678	Axalta Coating Systems Ltd.*	3,275,063
31,807	DuPont de Nemours, Inc.	1,627,883
9,079	Huntsman Corp.	186,664
7,797	Sherwin-Williams Co. (The)	4,342,851

		9,432,461

Communications Equipment – 0.3%
28,067	Ciena Corp.*	1,141,485

Consumer Finance – 2.1%
152,537	Ally Financial, Inc.	4,885,760
145,161	Synchrony Financial	4,704,668

		9,590,428

Diversified Financial Services – 3.9%
42,054	Berkshire Hathaway, Inc., Class B*	9,438,179
130,026	Equitable Holdings, Inc.	3,123,224
19,334	Jefferies Financial Group, Inc.	418,388
78,871	Voya Financial, Inc.	4,710,965

		17,690,756

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 1.7%
112,130	AT&T, Inc.	$ 4,218,331
54,071	Verizon Communications, Inc.	3,213,980

		7,432,311

Electric Utilities – 2.2%
28,227	American Electric Power Co., Inc.	2,941,818
53,711	Exelon Corp.	2,556,107
8,422	NextEra Energy, Inc.	2,258,780
29,026	Southern Co. (The)	2,043,430

		9,800,135

Electrical Equipment – 1.3%
59,528	Eaton Corp. PLC	5,623,610

Electronic Equipment, Instruments & Components – 1.1%
12,341	Jabil, Inc.	479,941
47,827	Keysight Technologies, Inc.*	4,447,433

		4,927,374

Energy Equipment & Services – 0.8%
126,694	Baker Hughes Co.	2,744,192
59,783	TechnipFMC PLC (United Kingdom)	987,017

		3,731,209

Entertainment – 1.7%
6,835	Cinemark Holdings, Inc.	215,371
16,932	Take-Two Interactive Software, Inc.*	2,110,404
25,118	Walt Disney Co. (The)	3,474,071
271,906	Zynga, Inc., Class A*	1,636,874

		7,436,720

Equity Real Estate Investment Trusts (REITs) – 7.2%
12,737	American Homes 4 Rent, Class A REIT	348,102
1,460	CoreSite Realty Corp. REIT	171,477
18,472	Douglas Emmett, Inc. REIT	766,588
135,759	Duke Realty Corp. REIT	4,929,409
21,574	Equity LifeStyle Properties, Inc. REIT	1,569,508
23,822	Extra Space Storage, Inc. REIT	2,636,619
56,794	Healthcare Trust of America, Inc., Class A REIT	1,819,112
164,574	Invitation Homes, Inc. REIT	5,179,144
25,042	National Retail Properties, Inc. REIT	1,402,352
45,852	Prologis, Inc. REIT	4,258,734
125,257	STORE Capital Corp. REIT	4,916,337

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
15,970	Sun Communities, Inc. REIT	$ 2,589,855
20,013	Welltower, Inc. REIT	1,699,304

		32,286,541

Food & Staples Retailing – 1.2%
21,275	US Foods Holding Corp.*	854,617
79,048	Walgreens Boots Alliance, Inc.	4,019,591
5,134	Walmart, Inc.	587,791

		5,461,999

Food Products – 0.3%
8,596	Bunge Ltd.	450,688
10,076	Tyson Foods, Inc., Class A	832,580

		1,283,268

Health Care Equipment & Supplies – 2.9%
830	Align Technology, Inc.*	213,393
22,668	Becton Dickinson and Co.	6,237,780
34,698	DENTSPLY SIRONA, Inc.	1,943,088
2,914	Edwards Lifesciences Corp.*	640,672
3,289	Medtronic PLC	379,682
21,661	STERIS PLC	3,264,096
1,624	West Pharmaceutical Services, Inc.	253,263

		12,931,974

Health Care Providers & Services – 5.4%
21,235	Anthem, Inc.	5,633,221
14,255	Cigna Corp.	2,742,377
34,725	HCA Healthcare, Inc.	4,819,830
15,343	Humana, Inc.	5,158,930
9,580	Molina Healthcare, Inc.*	1,178,053
34,694	Universal Health Services, Inc., Class B	4,756,894

		24,289,305

Hotels, Restaurants & Leisure – 2.1%
68,581	Las Vegas Sands Corp.	4,479,025
148,748	MGM Resorts International	4,620,113
6,481	Starbucks Corp.	549,783

		9,648,921

Household Durables – 1.1%
86,253	D.R. Horton, Inc.	5,106,178

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Products – 1.2%
2,354	Kimberly-Clark Corp.	$ 337,187
39,572	Procter & Gamble Co. (The)	4,931,463

		5,268,650

Independent Power and Renewable Electricity Producers – 1.3%
252,927	AES Corp.	5,023,130
19,009	NRG Energy, Inc.	701,242

		5,724,372

Industrial Conglomerates – 0.2%
5,042	Carlisle Cos., Inc.	787,712

Insurance – 3.3%
11,067	Aon PLC	2,437,507
45,595	Athene Holding Ltd., Class A*	1,986,118
4,702	Brighthouse Financial, Inc.*	182,908
5,646	First American Financial Corp.	349,939
69,884	MetLife, Inc.	3,473,934
29,627	Reinsurance Group of America, Inc.	4,267,769
85,364	Unum Group	2,278,365

		14,976,540

Interactive Media & Services – 0.6%
12,323	Facebook, Inc., Class A*	2,488,137

Internet & Direct Marketing Retail – 1.1%
957	Amazon.com, Inc.*	1,922,345
93,956	eBay, Inc.	3,153,164

		5,075,509

IT Services – 2.1%
20,310	Amdocs Ltd.	1,461,305
3,182	Automatic Data Processing, Inc.	545,363
17,352	International Business Machines Corp.	2,494,003
22,389	VeriSign, Inc.*	4,660,046
2,103	Visa, Inc., Class A	418,434

		9,579,151

Life Sciences Tools & Services – 0.7%
20,393	IQVIA Holdings, Inc.*	3,166,013

Machinery – 0.4%
12,410	Ingersoll-Rand PLC	1,653,384

Shares	Description	Value

Common Stocks – (continued)
Media – 2.3%
1,259	Charter Communications, Inc., Class A*	$ 651,482
110,747	Comcast Corp., Class A	4,783,163
6,986	Liberty Broadband Corp., Class C*	928,649
94,691	Liberty Global PLC, Class C (United Kingdom)*	1,844,581
151,223	News Corp., Class A	2,059,657

		10,267,532

Metals & Mining – 0.5%
118,844	Alcoa Corp.*	1,657,874
6,981	Royal Gold, Inc.	805,049

		2,462,923

Multiline Retail – 1.6%
80,855	Macy’s, Inc.	1,289,637
51,925	Target Corp.	5,750,175

		7,039,812

Multi-Utilities – 2.0%
63,433	Ameren Corp.	5,204,678
13,448	CMS Energy Corp.	921,323
22,294	DTE Energy Co.	2,956,407

		9,082,408

Oil, Gas & Consumable Fuels – 4.6%
19,886	Chevron Corp.	2,130,586
50,026	ConocoPhillips	2,973,045
66,349	Exxon Mobil Corp.	4,121,600
19,346	HollyFrontier Corp.	869,022
89,359	Marathon Petroleum Corp.	4,870,066
37,211	Valero Energy Corp.	3,137,259
123,220	Williams Cos., Inc. (The)	2,549,422

		20,651,000

Personal Products – 0.3%
8,063	Estee Lauder Cos., Inc. (The), Class A	1,573,575

Pharmaceuticals – 3.9%
16,189	Bristol-Myers Squibb Co.	1,019,098
827	Jazz Pharmaceuticals PLC*	118,550
84,818	Johnson & Johnson	12,626,856
3,910	Merck & Co., Inc.	334,070

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
91,096	Pfizer, Inc.	$ 3,392,415

		17,490,989

Professional Services – 1.1%
61,673	IHS Markit Ltd.*	4,863,533

Semiconductors & Semiconductor Equipment – 2.9%
29,819	Analog Devices, Inc.	3,272,635
8,732	Applied Materials, Inc.	506,369
72,185	Intel Corp.	4,614,787
6,394	Lam Research Corp.	1,906,755
29,929	Micron Technology, Inc.*	1,588,930
1,531	NVIDIA Corp.	361,974
7,951	Skyworks Solutions, Inc.	899,656

		13,151,106

Software – 0.2%
5,950	Citrix Systems, Inc.	721,259

Specialty Retail – 1.2%
8,660	Foot Locker, Inc.	328,820
22,200	Home Depot, Inc. (The)	5,063,820

		5,392,640

Technology Hardware, Storage & Peripherals – 0.0%
1,056	Western Digital Corp.	69,168

Tobacco – 1.9%
101,510	Philip Morris International, Inc.	8,394,877

Trading Companies & Distributors – 0.3%
36,118	HD Supply Holdings, Inc.*	1,471,447

TOTAL INVESTMENTS – 98.6% (Cost $413,031,954)		$441,768,832

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		6,257,913

NET ASSETS – 100.0%		$448,026,745

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%
Aerospace & Defense – 0.7%
70,811	Aerojet Rocketdyne Holdings, Inc.*	$ 3,687,129
61,154	Astronics Corp.*	1,541,081

		5,228,210

Air Freight & Logistics – 0.4%
18,436	Atlas Air Worldwide Holdings, Inc.*	412,045
98,308	Echo Global Logistics, Inc.*	1,905,209
47,374	Radiant Logistics, Inc.*	228,816

		2,546,070

Airlines – 1.0%
22,272	Allegiant Travel Co.	3,742,587
9,168	Hawaiian Holdings, Inc.	255,604
52,638	SkyWest, Inc.	2,904,038

		6,902,229

Auto Components – 0.3%
1,088	American Axle & Manufacturing Holdings, Inc.*	10,053
19,108	Cooper-Standard Holdings, Inc.*	506,744
9,752	Gentherm, Inc.*	449,665
8,137	Standard Motor Products, Inc.	395,296
7,052	Visteon Corp.*	562,820

		1,924,578

Banks – 10.9%
76,378	1st Source Corp.	3,604,278
47,786	Amalgamated Bank, Class A	823,831
68,229	Atlantic Capital Bancshares, Inc.*	1,287,481
90,848	Bancorp, Inc. (The)*	1,074,732
13,791	BancorpSouth Bank	394,009
6,051	Banner Corp.	311,929
99,849	Boston Private Financial Holdings, Inc.	1,138,279
160,847	Cadence BanCorp	2,514,039
32,658	Cathay General Bancorp	1,177,647
43,128	CenterState Bank Corp.	972,968
131,099	Central Pacific Financial Corp.	3,635,375
1,302	Century Bancorp, Inc., Class A	111,972
3,480	Civista Bancshares, Inc.	76,595
117,862	Columbia Banking System, Inc.	4,561,259
216,834	CVB Financial Corp.	4,503,642
389,353	First BanCorp.	3,609,302
102,203	First Bancorp/Southern Pines NC	3,626,162
243,190	First Commonwealth Financial Corp.	3,287,929

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
23,430	First Financial Corp.	$ 977,734
148,243	First Foundation, Inc.	2,446,009
48,787	First Internet Bancorp	1,293,343
5,173	Hanmi Financial Corp.	87,010
87,526	Heartland Financial USA, Inc.	4,280,897
150,719	Hilltop Holdings, Inc.	3,412,278
98,362	Hope Bancorp, Inc.	1,367,724
31,290	Horizon Bancorp, Inc.	529,427
10,313	Independent Bank Corp.	220,492
82,603	Independent Bank Group, Inc.	4,420,912
112,165	International Bancshares Corp.	4,419,301
378,709	Investors Bancorp, Inc.	4,576,698
5,276	Lakeland Bancorp, Inc.	85,682
12,469	Metropolitan Bank Holding Corp.*	612,851
35,211	National Bank Holdings Corp., Class A	1,147,879
5,851	Northeast Bank	117,430
33,011	Pacific Premier Bancorp, Inc.	983,728
22,393	Preferred Bank	1,346,043
120,461	Seacoast Banking Corp. of Florida*	3,270,516
20,768	Sierra Bancorp	556,167
51,705	Southern National Bancorp of Virginia, Inc.	802,979
83,173	TriCo Bancshares	3,027,497
5,278	UMB Financial Corp.	350,776
6,291	Westamerica Bancorporation	398,598

		77,443,400

Beverages – 0.7%
4,716	Boston Beer Co., Inc. (The), Class A*	1,680,688
13,365	Coca-Cola Consolidated, Inc.	3,619,376

		5,300,064

Biotechnology – 7.5%
107,813	ACADIA Pharmaceuticals, Inc.*	4,306,051
12,325	Acceleron Pharma, Inc.*	1,118,863
70,254	Amicus Therapeutics, Inc.*	621,045
55,867	Anika Therapeutics, Inc.*	2,296,692
41,619	Apellis Pharmaceuticals, Inc.*	1,710,957
111,177	Ardelyx, Inc.*	787,133
22,122	Arena Pharmaceuticals, Inc.*	1,010,754
45,320	Arrowhead Pharmaceuticals, Inc.*	1,899,361
27,059	Avid Bioservices, Inc.*	178,860
50,707	Biohaven Pharmaceutical Holding Co. Ltd.*	2,458,782
6,440	BioSpecifics Technologies Corp.*	380,475

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
5,493	Blueprint Medicines Corp.*	$ 348,531
301,276	Catalyst Pharmaceuticals, Inc.*	1,238,244
153,947	Coherus Biosciences, Inc.*	2,777,204
5,143	Constellation Pharmaceuticals, Inc.*	169,925
10,691	Dicerna Pharmaceuticals, Inc.*	211,094
7,688	Eagle Pharmaceuticals, Inc.*	413,768
40,994	Editas Medicine, Inc.*	1,083,471
51,359	Enanta Pharmaceuticals, Inc.*	2,647,043
10,685	Epizyme, Inc.*	223,637
19,748	Esperion Therapeutics, Inc.*(a)	1,067,972
55,071	FibroGen, Inc.*	2,304,721
8,070	Forty Seven, Inc.*	297,541
52,779	Global Blood Therapeutics, Inc.*	3,444,358
18,938	Halozyme Therapeutics, Inc.*	359,443
92,180	Heron Therapeutics, Inc.*	1,922,875
51,001	ImmunoGen, Inc.*	240,980
81,324	Immunomedics, Inc.*	1,510,187
16,578	Intercept Pharmaceuticals, Inc.*	1,531,973
125,795	Ironwood Pharmaceuticals, Inc.*	1,519,604
32,565	Karyopharm Therapeutics, Inc.*	525,925
10,516	Kura Oncology, Inc.*	123,458
16,967	Mirati Therapeutics, Inc.*	1,473,245
32,456	Portola Pharmaceuticals, Inc.*	415,112
10,238	Principia Biopharma, Inc.*	539,031
86,332	Prothena Corp. PLC (Ireland)*	1,050,660
13,069	PTC Therapeutics, Inc.*	673,054
104,211	Radius Health, Inc.*	1,829,945
8,558	Rocket Pharmaceuticals, Inc.*	175,268
6,215	Turning Point Therapeutics, Inc.*	363,578
75,675	Veracyte, Inc.*	1,986,469
68,873	Voyager Therapeutics, Inc.*	759,669
9,124	XBiotech, Inc.*(a)	204,469
66,049	Xencor, Inc.*	2,241,703
13,853	Y-mAbs Therapeutics, Inc.*	457,010

		52,900,140

Building Products – 2.6%
192,209	Builders FirstSource, Inc.*	4,765,822
17,751	CSW Industrials, Inc.	1,346,946
65,133	Gibraltar Industries, Inc.*	3,551,051
37,947	Griffon Corp.	788,918
21,241	JELD-WEN Holding, Inc.*	507,235
80,855	Quanex Building Products Corp.	1,432,751
62,565	Simpson Manufacturing Co., Inc.	5,172,249

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
13,649	Universal Forest Products, Inc.	$ 653,787

		18,218,759

Capital Markets – 0.3%
63,578	Oppenheimer Holdings, Inc., Class A	1,751,574
9,764	Westwood Holdings Group, Inc.	274,173

		2,025,747

Chemicals – 2.4%
12,801	Chase Corp.	1,177,308
339,032	Ferro Corp.*	4,637,958
7,789	Ingevity Corp.*	507,998
35,004	Innophos Holdings, Inc.	1,118,728
10,522	Innospec, Inc.	1,059,881
21,720	Koppers Holdings, Inc.*	681,574
6,508	Kraton Corp.*	107,057
78,373	Minerals Technologies, Inc.	4,242,330
83,226	PolyOne Corp.	2,761,439
32,563	Trinseo SA	935,209

		17,229,482

Commercial Services & Supplies – 2.2%
47,245	Brady Corp., Class A	2,615,956
30,041	Brink’s Co. (The)	2,529,152
8,052	Ennis, Inc.	167,965
85,984	HNI Corp.	3,092,844
17,544	Interface, Inc.	282,107
44,688	Kimball International, Inc., Class B	839,241
110,813	Knoll, Inc.	2,743,730
42,287	McGrath RentCorp	3,269,631
4,406	Mobile Mini, Inc.	183,906
6,751	Steelcase, Inc., Class A	125,636

		15,850,168

Communications Equipment – 1.4%
52,986	Comtech Telecommunications Corp.	1,531,825
43,244	Harmonic, Inc.*	304,221
47,641	Lumentum Holdings, Inc.*	3,609,759
319,000	Viavi Solutions, Inc.*	4,497,900

		9,943,705

Construction & Engineering – 0.4%
44,373	Aegion Corp.*	927,395
141,489	Great Lakes Dredge & Dock Corp.*	1,481,390

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
6,497	MasTec, Inc.*	$ 375,202
19,285	Tutor Perini Corp.*	217,149

		3,001,136

Construction Materials – 0.6%
187,653	Summit Materials, Inc., Class A*	4,122,736

Consumer Finance – 0.7%
116,623	Enova International, Inc.*	2,922,572
31,015	Nelnet, Inc., Class A	1,775,919

		4,698,491

Containers & Packaging – 0.1%
32,236	Myers Industries, Inc.	521,578

Diversified Consumer Services – 1.2%
37,552	American Public Education, Inc.*	894,864
27,006	Carriage Services, Inc.	639,232
33,670	Collectors Universe, Inc.	826,935
22,146	Houghton Mifflin Harcourt Co.*	122,246
32,151	K12, Inc.*	518,917
247,747	Laureate Education, Inc., Class A*	5,163,048
20,115	WW International, Inc.*	663,393

		8,828,635

Diversified Financial Services – 0.9%
117,573	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,370,272
5,875	Cannae Holdings, Inc.*	238,877
360,460	FGL Holdings	3,478,439
67,389	On Deck Capital, Inc.*	274,947

		6,362,535

Diversified Telecommunication Services – 1.1%
75,361	Cogent Communications Holdings, Inc.	5,345,356
27,850	Consolidated Communications Holdings, Inc.	134,515
30,032	Iridium Communications, Inc.*	767,318
400,966	ORBCOMM, Inc.*	1,439,468

		7,686,657

Electric Utilities – 0.4%
46,131	Portland General Electric Co.	2,837,057

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.6%
67,378	Atkore International Group, Inc.*	$ 2,674,907
14,624	Encore Wire Corp.	794,229
14,721	Powell Industries, Inc.	607,536

		4,076,672

Electronic Equipment, Instruments & Components – 4.4%
40,205	Belden, Inc.	1,980,900
127,725	Benchmark Electronics, Inc.	3,931,376
41,548	CTS Corp.	1,217,772
55,347	Itron, Inc.*	4,524,617
160,306	Knowles Corp.*	3,162,837
19,612	Methode Electronics, Inc.	642,293
34,412	Plexus Corp.*	2,447,382
16,149	Rogers Corp.*	1,901,545
134,092	Sanmina Corp.*	4,269,489
6,975	TTM Technologies, Inc.*	100,370
231,585	Vishay Intertechnology, Inc.	4,698,860
57,939	Vishay Precision Group, Inc.*	2,001,213

		30,878,654

Energy Equipment & Services – 0.8%
85,991	Matrix Service Co.*	1,730,139
253,670	Nabors Industries Ltd.	525,097
30,757	Oceaneering International, Inc.*	381,694
79,829	SEACOR Holdings, Inc.*	3,000,772

		5,637,702

Entertainment – 0.2%
69,322	IMAX Corp.*	1,146,586

Equity Real Estate Investment Trusts (REITs) – 7.2%
8,953	Alexander & Baldwin, Inc. REIT	195,713
1,002	Alexander’s, Inc. REIT	323,325
30,464	American Assets Trust, Inc. REIT	1,387,940
173,825	Cedar Realty Trust, Inc. REIT	451,945
12,580	City Office REIT, Inc. REIT	170,082
140,024	First Industrial Realty Trust, Inc. REIT	5,979,025
48,590	Gladstone Commercial Corp. REIT	1,035,939
85,662	Independence Realty Trust, Inc. REIT	1,256,661
32,274	Investors Real Estate Trust REIT	2,378,594
414,202	Lexington Realty Trust REIT	4,585,216
74,293	NexPoint Residential Trust, Inc. REIT	3,625,498
251,375	Physicians Realty Trust REIT	4,864,106

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
168,106	Piedmont Office Realty Trust, Inc., Class A REIT	$ 3,898,378
20,210	PS Business Parks, Inc. REIT	3,386,388
60,181	Retail Value, Inc. REIT	1,978,149
122,793	Rexford Industrial Realty, Inc. REIT	5,917,395
29,062	Sabra Health Care REIT, Inc. REIT	624,833
41,232	STAG Industrial, Inc. REIT	1,329,320
91,043	Terreno Realty Corp. REIT	5,213,122
123,220	Urban Edge Properties REIT	2,266,016

		50,867,645

Food & Staples Retailing – 0.3%
19,486	Ingles Markets, Inc., Class A	812,371
22,382	Performance Food Group Co.*	1,159,164
23,153	Village Super Market, Inc., Class A	515,386

		2,486,921

Food Products – 2.0%
3,957	Calavo Growers, Inc.	303,146
177,004	Darling Ingredients, Inc.*	4,802,118
20,512	J&J Snack Foods Corp.	3,401,710
19,634	John B Sanfilippo & Son, Inc.	1,655,146
27,946	Sanderson Farms, Inc.	3,847,885

		14,010,005

Health Care Equipment & Supplies – 3.4%
28,315	AngioDynamics, Inc.*	389,898
35,940	Antares Pharma, Inc.*	131,900
9,987	Cardiovascular Systems, Inc.*	453,310
57,515	GenMark Diagnostics, Inc.*	310,006
15,633	Globus Medical, Inc., Class A*	817,293
44,748	Haemonetics Corp.*	4,805,488
2,643	Inogen, Inc.*	117,006
31,251	Integer Holdings Corp.*	2,668,835
36,413	Invacare Corp.	280,016
62,202	Natus Medical, Inc.*	1,946,301
50,262	Novocure Ltd.*	4,094,342
42,311	NuVasive, Inc.*	3,263,024
29,126	Surmodics, Inc.*	1,147,273
41,208	Tandem Diabetes Care, Inc.*	3,133,456
13,843	Varex Imaging Corp.*	382,759

		23,940,907

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.1%
43,674	Community Health Systems, Inc.*	$ 187,361
41,511	Cross Country Healthcare, Inc.*	410,959
54,884	Magellan Health, Inc.*	4,018,058
8,469	Select Medical Holdings Corp.*	193,432
55,464	Tenet Healthcare Corp.*	1,754,881
64,764	Triple-S Management Corp., Class B*	1,141,142

		7,705,833

Health Care Technology – 0.9%
74,273	HMS Holdings Corp.*	2,029,138
54,916	Omnicell, Inc.*	4,463,573

		6,492,711

Hotels, Restaurants & Leisure – 2.9%
196,341	Denny’s Corp.*	4,019,100
109,540	Everi Holdings, Inc.*	1,369,250
36,606	Marriott Vacations Worldwide Corp.	4,401,506
9,245	Penn National Gaming, Inc.*	275,778
8,551	PlayAGS, Inc.*	87,904
176,088	Red Rock Resorts, Inc., Class A	4,315,917
61,568	Scientific Games Corp.*	1,529,349
51,180	Wingstop, Inc.	4,747,969

		20,746,773

Household Durables – 4.0%
12,663	Bassett Furniture Industries, Inc.	154,868
42,018	Installed Building Products, Inc.*	3,114,794
115,120	KB Home	4,322,756
54,707	M/I Homes, Inc.*	2,428,444
16,090	Meritage Homes Corp.*	1,141,746
102,844	Sonos, Inc.*	1,411,020
175,659	Taylor Morrison Home Corp.*	4,546,055
47,609	TopBuild Corp.*	5,451,707
289,664	TRI Pointe Group, Inc.*	4,709,937
15,304	Universal Electronics, Inc.*	758,007

		28,039,334

Household Products – 0.0%
10,845	Central Garden & Pet Co., Class A*	324,916

Independent Power and Renewable Electricity Producers – 0.3%
30,803	Ormat Technologies, Inc.	2,441,446

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.0%
5,317	Raven Industries, Inc.	$ 166,741

Insurance – 3.5%
180,024	American Equity Investment Life Holding Co.	4,754,434
54,028	AMERISAFE, Inc.	3,696,596
68,604	Argo Group International Holdings Ltd.	4,500,422
13,926	Employers Holdings, Inc.	593,944
18,908	FBL Financial Group, Inc., Class A	1,016,872
600,636	Genworth Financial, Inc., Class A*	2,462,608
29,654	Goosehead Insurance, Inc., Class A	1,547,346
201,215	MBIA, Inc.*	1,823,008
1,889	National Western Life Group, Inc., Class A	502,474
91,915	Stewart Information Services Corp.	3,837,451

		24,735,155

Interactive Media & Services – 0.5%
299,261	Cars.com, Inc.*	3,492,376

Internet & Direct Marketing Retail – 0.1%
75,434	Rubicon Project, Inc. (The)*	706,062
6,233	Shutterstock, Inc.*	270,076

		976,138

IT Services – 1.1%
17,469	Cass Information Systems, Inc.	943,676
49,433	Conduent, Inc.*	211,573
9,905	CSG Systems International, Inc.	493,467
5,525	EVERTEC, Inc.	185,474
9,866	Hackett Group, Inc. (The)	152,479
2,833	MAXIMUS, Inc.	203,268
192,401	Perspecta, Inc.	5,400,696

		7,590,633

Leisure Products – 0.2%
15,404	American Outdoor Brands Corp.*	145,106
4,682	Johnson Outdoors, Inc., Class A	368,005
8,591	Malibu Boats, Inc., Class A*	376,200
35,378	Vista Outdoor, Inc.*	262,858

		1,152,169

Life Sciences Tools & Services – 0.5%
45,525	Medpace Holdings, Inc.*	3,894,664

Shares	Description	Value

Common Stocks – (continued)
Machinery – 2.6%
51,871	Albany International Corp., Class A	$ 3,619,040
2,281	Barnes Group, Inc.	144,091
40,788	Columbus McKinnon Corp.	1,427,172
13,034	EnPro Industries, Inc.	761,707
10,594	Federal Signal Corp.	340,703
25,025	Franklin Electric Co., Inc.	1,443,692
10,938	Hurco Cos., Inc.	342,359
2,298	Kennametal, Inc.	71,905
24,963	Miller Industries, Inc.	858,977
44,272	Mueller Industries, Inc.	1,291,414
14,474	Navistar International Corp.*	530,038
20,456	Rexnord Corp.*	667,888
76,476	SPX Corp.*	3,752,677
6,252	Terex Corp.	158,488
58,551	TriMas Corp.*	1,682,170
83,926	Wabash National Corp.	973,542

		18,065,863

Marine – 0.1%
74,279	Costamare, Inc. (Monaco)	589,032
19,517	Genco Shipping & Trading Ltd.	153,599
59,346	Scorpio Bulkers, Inc.	217,800

		960,431

Media – 0.7%
11,935	Cardlytics, Inc.*	1,001,585
26,639	Liberty Latin America Ltd., Class A (Chile)*	444,338
3,672	Loral Space & Communications, Inc.*	118,128
134,298	MSG Networks, Inc., Class A*	2,042,673
36,363	TechTarget, Inc.*	923,257
33,904	WideOpenWest, Inc.*	228,852

		4,758,833

Metals & Mining – 1.4%
58,083	Carpenter Technology Corp.	2,308,218
48,852	Haynes International, Inc.	1,309,722
15,252	Kaiser Aluminum Corp.	1,527,488
56,245	Materion Corp.	3,054,103
45,452	Worthington Industries, Inc.	1,671,725

		9,871,256

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
308,754	Anworth Mortgage Asset Corp. REIT	1,105,339

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 0.0%
6,586	Big Lots, Inc.	$ 178,217

Multi-Utilities – 0.4%
48,256	Unitil Corp.	2,976,913

Oil, Gas & Consumable Fuels – 2.6%
84,231	Ardmore Shipping Corp. (Ireland)*	518,021
38,338	Brigham Minerals, Inc., Class A	652,129
74,038	Clean Energy Fuels Corp.*	170,288
60,881	CVR Energy, Inc.	2,107,092
118,900	Denbury Resources, Inc.*	117,117
533,610	DHT Holdings, Inc.	3,004,224
21,053	Dorian LPG Ltd.*	276,215
173,755	GasLog Ltd. (Monaco)	1,125,932
86,578	Golar LNG Ltd. (Bermuda)	832,880
97,177	International Seaways, Inc.*	2,163,160
54,162	Nordic American Tankers Ltd.	183,068
116,676	PDC Energy, Inc.*	2,519,035
26,601	Scorpio Tankers, Inc. (Monaco)	620,867
106,453	World Fuel Services Corp.	4,164,441

		18,454,469

Paper & Forest Products – 0.8%
113,488	Boise Cascade Co.	4,108,265
112,908	PH Glatfelter Co.	1,885,564

		5,993,829

Personal Products – 0.3%
5,089	Edgewell Personal Care Co.*	131,398
15,432	elf Beauty, Inc.*	241,974
20,417	Inter Parfums, Inc.	1,411,019

		1,784,391

Pharmaceuticals – 2.3%
61,150	Amphastar Pharmaceuticals, Inc.*	1,156,346
43,719	ANI Pharmaceuticals, Inc.*	2,710,578
22,608	Axsome Therapeutics, Inc.*	1,962,827
104,152	BioDelivery Sciences International, Inc.*	546,798
24,972	Collegium Pharmaceutical, Inc.*	502,312
13,262	Corcept Therapeutics, Inc.*	168,029
165,137	Endo International PLC*	936,327
100,028	Innoviva, Inc.*	1,380,887
10,192	Intersect ENT, Inc.*	263,361
18,471	Pacira BioSciences, Inc.*	798,317

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
52,360	Phibro Animal Health Corp., Class A	$ 1,241,979
29,352	Prestige Consumer Healthcare, Inc.*	1,190,517
5,673	Reata Pharmaceuticals, Inc., Class A*	1,241,196
82,499	Supernus Pharmaceuticals, Inc.*	1,886,752

		15,986,226

Professional Services – 1.7%
11,405	Barrett Business Services, Inc.	944,676
2,954	Franklin Covey Co.*	93,937
20,197	Heidrick & Struggles International, Inc.	573,999
28,999	Insperity, Inc.	2,533,643
87,701	Kforce, Inc.	3,249,322
37,036	Resources Connection, Inc.	563,873
42,023	TriNet Group, Inc.*	2,397,832
64,698	TrueBlue, Inc.*	1,417,533

		11,774,815

Real Estate Management & Development – 0.4%
230,936	Newmark Group, Inc., Class A	2,718,117

Road & Rail – 0.3%
105,678	Marten Transport Ltd.	2,193,875

Semiconductors & Semiconductor Equipment – 3.6%
49,523	Ambarella, Inc.*	2,928,790
151,468	Amkor Technology, Inc.*	1,704,015
33,802	Cirrus Logic, Inc.*	2,596,332
19,073	Diodes, Inc.*	984,930
19,578	Enphase Energy, Inc.*	617,098
21,406	FormFactor, Inc.*	541,786
64,781	Inphi Corp.*	4,920,765
141,674	Lattice Semiconductor Corp.*	2,635,136
46,079	MaxLinear, Inc.*	898,080
297,724	Rambus, Inc.*	4,724,880
5,749	Silicon Laboratories, Inc.*	565,184
19,649	Synaptics, Inc.*	1,310,392
11,955	Ultra Clean Holdings, Inc.*	275,084
33,964	Veeco Instruments, Inc.*	433,041

		25,135,513

Software – 2.3%
11,150	American Software, Inc., Class A	166,469
8,677	Bottomline Technologies DE, Inc.*	465,087
47,989	Box, Inc., Class A*	721,275

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
21,834	CommVault Systems, Inc.*	$ 982,967
84,727	Digital Turbine, Inc.*	528,696
30,168	Five9, Inc.*	2,163,951
5,409	MicroStrategy, Inc., Class A*	822,330
8,184	OneSpan, Inc.*	136,018
15,443	Progress Software Corp.	696,943
30,379	Qualys, Inc.*	2,604,695
60,867	SPS Commerce, Inc.*	3,459,072
113,609	SVMK, Inc.*	2,005,199
76,072	Telenav, Inc.*	341,563
16,629	Verint Systems, Inc.*	964,482

		16,058,747

Specialty Retail – 3.4%
15,783	America’s Car-Mart, Inc.*	1,732,658
41,431	Asbury Automotive Group, Inc.*	3,996,020
10,814	Caleres, Inc.	189,786
68,208	Cato Corp. (The), Class A	1,094,056
40,215	Citi Trends, Inc.	936,607
50,785	Genesco, Inc.*	1,996,866
5,493	Lithia Motors, Inc., Class A	745,071
33,167	Michaels Cos., Inc. (The)*	163,513
29,829	Murphy USA, Inc.*	3,047,629
44,374	National Vision Holdings, Inc.*	1,514,041
6,280	Signet Jewelers Ltd.	152,667
52,788	Sleep Number Corp.*	2,723,333
116,215	Sonic Automotive, Inc., Class A	3,675,880
49,358	Sportsman’s Warehouse Holdings, Inc.*	319,840
41,866	Tilly’s, Inc., Class A	355,861
47,586	Zumiez, Inc.*	1,483,256

		24,127,084

Textiles, Apparel & Luxury Goods – 1.9%
110,997	Crocs, Inc.*	4,207,896
20,980	Deckers Outdoor Corp.*	4,005,292
24,696	Steven Madden Ltd.	952,278
143,066	Wolverine World Wide, Inc.	4,516,593

		13,682,059

Thrifts & Mortgage Finance – 1.0%
34,029	Meridian Bancorp, Inc.	612,182
46,310	PennyMac Financial Services, Inc.	1,561,573
8,181	Radian Group, Inc.	200,353
24,752	TrustCo Bank Corp.	196,283

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
53,737	Walker & Dunlop, Inc.	$ 3,566,525
31,844	WSFS Financial Corp.	1,270,257

		7,407,173

Trading Companies & Distributors – 1.7%
133,914	BMC Stock Holdings, Inc.*	3,908,280
95,417	Foundation Building Materials, Inc.*	1,701,285
40,557	GMS, Inc.*	1,083,683
56,841	H&E Equipment Services, Inc.	1,540,960
172,020	MRC Global, Inc.*	1,936,945
143,043	NOW, Inc.*	1,431,860
7,379	Rush Enterprises, Inc., Class A	317,297

		11,920,310

Wireless Telecommunication Services – 0.0%
34,122	Spok Holdings, Inc.	362,376

TOTAL COMMON STOCKS (Cost $657,817,654)		$689,891,194

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,131,614	1.535%	$ 6,131,614
(Cost $6,131,614)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $663,949,268)		$696,022,808

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,571,400	1.535%	$ 1,571,400
(Cost $1,571,400)

TOTAL INVESTMENTS – 98.6% (Cost $665,520,668)		$697,594,208

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		9,896,372

NET ASSETS – 100.0%		$707,490,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	143	03/20/20	$11,757,360	$(212,255)

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 1.4%
126,809	Aerojet Rocketdyne Holdings, Inc.*	$ 6,602,945
132,948	Astronics Corp.*	3,350,290
13,824	Axon Enterprise, Inc.*	1,061,821
88,897	Kratos Defense & Security Solutions, Inc.*	1,630,371
44,600	Mercury Systems, Inc.*	3,423,050

		16,068,477

Air Freight & Logistics – 0.3%
161,058	Echo Global Logistics, Inc.*	3,121,304
71,472	Radiant Logistics, Inc.*	345,210

		3,466,514

Airlines – 0.7%
44,510	Allegiant Travel Co.	7,479,460
9,147	SkyWest, Inc.	504,640

		7,984,100

Auto Components – 0.2%
40,934	Gentherm, Inc.*	1,887,467

Banks – 4.0%
19,069	1st Source Corp.	899,866
61,171	Amalgamated Bank, Class A	1,054,588
61,669	Atlantic Capital Bancshares, Inc.*	1,163,694
17,419	Bancorp, Inc. (The)*	206,067
75,850	Cadence BanCorp	1,185,535
212,253	Central Pacific Financial Corp.	5,885,776
283,939	CVB Financial Corp.	5,897,413
181,732	First BanCorp.	1,684,656
134,736	First Foundation, Inc.	2,223,144
12,604	Heartland Financial USA, Inc.	616,462
180,327	Hilltop Holdings, Inc.	4,082,603
7,304	Independent Bank Corp.	156,159
124,998	Independent Bank Group, Inc.	6,689,893
149,199	International Bancshares Corp.	5,878,440
37,410	Investors Bancorp, Inc.	452,100
48,247	National Bank Holdings Corp., Class A	1,572,852
15,083	Preferred Bank	906,639
126,119	Seacoast Banking Corp. of Florida*	3,424,131
72,057	TriCo Bancshares	2,622,875
6,088	Westamerica Bancorporation	385,736

		46,988,629

Shares	Description	Value

Common Stocks – (continued)
Beverages – 1.1%
17,003	Boston Beer Co., Inc. (The), Class A*	$ 6,059,529
24,223	Coca-Cola Consolidated, Inc.	6,559,831

		12,619,360

Biotechnology – 12.6%
264,921	ACADIA Pharmaceuticals, Inc.*	10,580,945
56,590	Acceleron Pharma, Inc.*	5,137,240
54,724	Affimed NV (Germany)*	143,377
1,682	Allakos, Inc.*	121,440
324,760	Amicus Therapeutics, Inc.*	2,870,878
38,894	Anika Therapeutics, Inc.*	1,598,932
102,357	Apellis Pharmaceuticals, Inc.*	4,207,896
90,245	Ardelyx, Inc.*	638,935
68,315	Arena Pharmaceuticals, Inc.*	3,121,312
140,618	Arrowhead Pharmaceuticals, Inc.*	5,893,300
11,599	Atara Biotherapeutics, Inc.*	153,455
42,553	Avid Bioservices, Inc.*	281,275
103,060	Biohaven Pharmaceutical Holding Co. Ltd.*	4,997,379
16,056	BioSpecifics Technologies Corp.*	948,589
57,466	Blueprint Medicines Corp.*	3,646,218
564,259	Catalyst Pharmaceuticals, Inc.*	2,319,105
19,194	ChemoCentryx, Inc.*	814,209
285,378	Coherus Biosciences, Inc.*	5,148,219
14,831	Constellation Pharmaceuticals, Inc.*	490,016
18,635	Deciphera Pharmaceuticals, Inc.*	1,167,110
140,667	Dicerna Pharmaceuticals, Inc.*	2,777,470
28,109	Eagle Pharmaceuticals, Inc.*	1,512,826
126,761	Editas Medicine, Inc.*	3,350,293
104,176	Enanta Pharmaceuticals, Inc.*	5,369,231
36,075	Epizyme, Inc.*	755,050
55,954	Esperion Therapeutics, Inc.*(a)	3,025,992
135,153	FibroGen, Inc.*	5,656,153
39,625	Flexion Therapeutics, Inc.*	694,230
17,359	Forty Seven, Inc.*	640,026
18,859	G1 Therapeutics, Inc.*	365,110
130,156	Global Blood Therapeutics, Inc.*	8,493,981
150,216	Halozyme Therapeutics, Inc.*	2,851,100
184,509	Heron Therapeutics, Inc.*	3,848,858
81,020	ImmunoGen, Inc.*	382,820
245,277	Immunomedics, Inc.*	4,554,794
45,386	Intercept Pharmaceuticals, Inc.*	4,194,120
97,233	Iovance Biotherapeutics, Inc.*	2,113,845
361,982	Ironwood Pharmaceuticals, Inc.*	4,372,743

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
121,991	Karyopharm Therapeutics, Inc.*	$ 1,970,155
14,337	Kodiak Sciences, Inc.*	875,561
21,524	Kura Oncology, Inc.*	252,692
42,645	Minerva Neurosciences, Inc.*	346,704
45,853	Mirati Therapeutics, Inc.*	3,981,416
28,821	Momenta Pharmaceuticals, Inc.*	836,385
68,240	Natera, Inc.*	2,389,082
226,195	Pieris Pharmaceuticals, Inc.*	836,922
141,598	Portola Pharmaceuticals, Inc.*	1,811,038
28,123	Principia Biopharma, Inc.*	1,480,676
67,401	Prothena Corp. PLC (Ireland)*	820,270
69,798	PTC Therapeutics, Inc.*	3,594,597
231,223	Radius Health, Inc.*	4,060,276
37,693	Rocket Pharmaceuticals, Inc.*	771,953
7,290	Turning Point Therapeutics, Inc.*	426,465
17,630	Ultragenyx Pharmaceutical, Inc.*	926,457
188,461	Veracyte, Inc.*	4,947,101
164,288	Voyager Therapeutics, Inc.*	1,812,097
16,115	XBiotech, Inc.*(a)	361,137
156,688	Xencor, Inc.*	5,317,991
19,738	Y-mAbs Therapeutics, Inc.*	651,157

		147,708,604

Building Products – 2.8%
398,118	Builders FirstSource, Inc.*	9,871,336
50,078	CSW Industrials, Inc.	3,799,918
48,245	Gibraltar Industries, Inc.*	2,630,317
86,286	JELD-WEN Holding, Inc.*	2,060,510
4,935	Patrick Industries, Inc.	256,028
9,072	Quanex Building Products Corp.	160,756
137,847	Simpson Manufacturing Co., Inc.	11,395,811
66,192	Universal Forest Products, Inc.	3,170,597

		33,345,273

Capital Markets – 0.1%
43,107	Oppenheimer Holdings, Inc., Class A	1,187,598

Chemicals – 2.3%
30,097	Chase Corp.	2,768,021
595,618	Ferro Corp.*	8,148,054
44,679	Ingevity Corp.*	2,913,965
49,393	Koppers Holdings, Inc.*	1,549,952
50,303	Kraton Corp.*	827,484
61,864	Minerals Technologies, Inc.	3,348,698

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
190,958	PolyOne Corp.	$ 6,335,987
6,047	Stepan Co.	596,537

		26,488,698

Commercial Services & Supplies – 2.8%
83,818	Brady Corp., Class A	4,641,003
74,483	Brink’s Co. (The)	6,270,724
13,735	Harsco Corp.*	204,651
168,158	HNI Corp.	6,048,643
58,732	Interface, Inc.	944,410
121,469	Kimball International, Inc., Class B	2,281,188
222,960	Knoll, Inc.	5,520,490
87,613	McGrath RentCorp	6,774,237
7,066	Mobile Mini, Inc.	294,935

		32,980,281

Communications Equipment – 0.8%
17,890	Harmonic, Inc.*	125,856
2,786	Lumentum Holdings, Inc.*	211,095
677,700	Viavi Solutions, Inc.*	9,555,570

		9,892,521

Construction & Engineering – 0.4%
278,781	Great Lakes Dredge & Dock Corp.*	2,918,837
41,743	MasTec, Inc.*	2,410,658

		5,329,495

Construction Materials – 0.5%
284,739	Summit Materials, Inc., Class A*	6,255,716

Consumer Finance – 0.6%
230,001	Enova International, Inc.*	5,763,825
13,084	Nelnet, Inc., Class A	749,190

		6,513,015

Containers & Packaging – 0.1%
69,245	Myers Industries, Inc.	1,120,384

Diversified Consumer Services – 0.8%
30,062	American Public Education, Inc.*	716,377
8,730	Carriage Services, Inc.	206,639
45,673	Collectors Universe, Inc.	1,121,729
110,368	K12, Inc.*	1,781,340
185,808	Laureate Education, Inc., Class A*	3,872,239

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services – (continued)
12,853	Strategic Education, Inc.	$ 2,085,913

		9,784,237

Diversified Financial Services – 0.1%
47,606	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	959,737

Diversified Telecommunication Services – 1.1%
153,863	Cogent Communications Holdings, Inc.	10,913,502
538,564	ORBCOMM, Inc.*	1,933,445

		12,846,947

Electrical Equipment – 0.6%
149,248	Atkore International Group, Inc.*	5,925,146
12,035	Powell Industries, Inc.	496,684
6,739	Thermon Group Holdings, Inc.*	159,714

		6,581,544

Electronic Equipment, Instruments & Components – 3.5%
155,728	Benchmark Electronics, Inc.	4,793,308
12,403	Fabrinet (Thailand)*	781,885
110,603	Itron, Inc.*	9,041,795
120,421	Knowles Corp.*	2,375,906
7,223	Methode Electronics, Inc.	236,553
53,145	Plexus Corp.*	3,779,673
58,899	Rogers Corp.*	6,935,357
208,271	Sanmina Corp.*	6,631,349
178,846	Vishay Intertechnology, Inc.	3,628,785
94,398	Vishay Precision Group, Inc.*	3,260,507

		41,465,118

Energy Equipment & Services – 0.5%
108,986	Matrix Service Co.*	2,192,798
100,199	SEACOR Holdings, Inc.*	3,766,481

		5,959,279

Entertainment – 0.2%
153,212	IMAX Corp.*	2,534,126

Equity Real Estate Investment Trusts (REITs) – 3.5%
1,622	Alexander’s, Inc. REIT	523,387
78,843	American Assets Trust, Inc. REIT	3,592,087
19,478	EastGroup Properties, Inc. REIT	2,650,371
190,411	First Industrial Realty Trust, Inc. REIT	8,130,550

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
16,675	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	$ 568,451
17,211	Lexington Realty Trust REIT	190,526
131,151	NexPoint Residential Trust, Inc. REIT	6,400,169
202,935	Physicians Realty Trust REIT	3,926,792
30,502	PS Business Parks, Inc. REIT	5,110,915
11,612	QTS Realty Trust, Inc., Class A REIT	660,491
119,436	Terreno Realty Corp. REIT	6,838,905
102,877	Urban Edge Properties REIT	1,891,908

		40,484,552

Food & Staples Retailing – 0.5%
108,529	Performance Food Group Co.*	5,620,717

Food Products – 1.9%
26,393	Calavo Growers, Inc.	2,021,968
33,508	Darling Ingredients, Inc.*	909,072
17,111	Freshpet, Inc.*	1,075,940
40,513	J&J Snack Foods Corp.	6,718,676
42,927	John B Sanfilippo & Son, Inc.	3,618,746
58,825	Sanderson Farms, Inc.	8,099,614

		22,444,016

Health Care Equipment & Supplies – 6.0%
258,273	Antares Pharma, Inc.*	947,862
43,471	Cardiovascular Systems, Inc.*	1,973,149
9,017	CONMED Corp.	916,849
23,190	Cutera, Inc.*	653,494
218,212	GenMark Diagnostics, Inc.*	1,176,163
118,570	Globus Medical, Inc., Class A*	6,198,840
110,436	Haemonetics Corp.*	11,859,722
34,648	Inogen, Inc.*	1,533,867
73,716	Integer Holdings Corp.*	6,295,346
52,250	Invacare Corp.	401,802
31,659	Lantheus Holdings, Inc.*	554,349
124,167	Natus Medical, Inc.*	3,885,185
140,756	Novocure Ltd.*	11,465,984
113,341	NuVasive, Inc.*	8,740,858
9,693	Quidel Corp.*	744,422
95,300	Surmodics, Inc.*	3,753,867
107,851	Tandem Diabetes Care, Inc.*	8,200,990
1,635	Utah Medical Products, Inc.	150,534
46,261	Varex Imaging Corp.*	1,279,117

		70,732,400

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.9%
13,773	Amedisys, Inc.*	$ 2,430,797
46,979	Ensign Group, Inc. (The)	2,123,451
26,845	LHC Group, Inc.*	3,912,659
92,740	Magellan Health, Inc.*	6,789,495
9,388	National Research Corp.	635,286
108,781	R1 RCM, Inc.*	1,359,763
155,282	Tenet Healthcare Corp.*	4,913,122
19,968	Triple-S Management Corp., Class B*	351,836

		22,516,409

Health Care Technology – 2.2%
235,435	HMS Holdings Corp.*	6,432,084
13,344	Inovalon Holdings, Inc., Class A*	270,349
3,182	Inspire Medical Systems, Inc.*	238,014
125,230	NextGen Healthcare, Inc.*	1,735,688
132,015	Omnicell, Inc.*	10,730,179
6,976	Simulations Plus, Inc.	227,278
60,290	Teladoc Health, Inc.*(a)	6,132,096

		25,765,688

Hotels, Restaurants & Leisure – 3.5%
339,492	Denny’s Corp.*	6,949,401
276,855	Everi Holdings, Inc.*	3,460,687
56,113	Marriott Vacations Worldwide Corp.	6,747,027
51,911	Penn National Gaming, Inc.*	1,548,505
48,810	PlayAGS, Inc.*	501,767
342,505	Red Rock Resorts, Inc., Class A	8,394,798
164,808	Scientific Games Corp.*	4,093,831
106,280	Wingstop, Inc.	9,859,596

		41,555,612

Household Durables – 3.9%
114,695	Installed Building Products, Inc.*	8,502,340
183,172	KB Home	6,878,109
40,856	M/I Homes, Inc.*	1,813,598
184,514	Sonos, Inc.*	2,531,532
252,479	Taylor Morrison Home Corp.*	6,534,157
100,834	TopBuild Corp.*	11,546,501
382,474	TRI Pointe Group, Inc.*	6,219,027
31,032	Universal Electronics, Inc.*	1,537,015

		45,562,279

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.2%
36,937	Ormat Technologies, Inc.	$ 2,927,627

Industrial Conglomerates – 0.1%
21,840	Raven Industries, Inc.	684,902

Insurance – 1.7%
264,586	American Equity Investment Life Holding Co.	6,987,716
59,592	Argo Group International Holdings Ltd.	3,909,235
343,224	Genworth Financial, Inc., Class A*	1,407,218
60,250	Goosehead Insurance, Inc., Class A	3,143,845
319,911	MBIA, Inc.*	2,898,394
27,822	Stewart Information Services Corp.	1,161,569
8,631	Trupanion, Inc.*(a)	275,502

		19,783,479

Interactive Media & Services – 0.4%
392,062	Cars.com, Inc.*	4,575,364

Internet & Direct Marketing Retail – 0.4%
446,326	Groupon, Inc.*	1,285,419
131,101	Rubicon Project, Inc. (The)*	1,227,105
50,193	Shutterstock, Inc.*	2,174,863

		4,687,387

IT Services – 1.8%
3,462	Cardtronics PLC, Class A*	155,790
17,977	Cass Information Systems, Inc.	971,118
37,411	CSG Systems International, Inc.	1,863,816
16,374	EVERTEC, Inc.	549,675
49,388	Evo Payments, Inc., Class A*	1,368,542
7,535	ExlService Holdings, Inc.*	550,884
16,993	Hackett Group, Inc. (The)	262,627
39,977	I3 Verticals, Inc., Class A*	1,290,857
25,857	MAXIMUS, Inc.	1,855,240
266,291	Perspecta, Inc.	7,474,788
44,345	Science Applications International Corp.	3,892,161
6,192	TTEC Holdings, Inc.	245,946
35,647	Unisys Corp.*	346,132

		20,827,576

Leisure Products – 0.3%
2,416	Johnson Outdoors, Inc., Class A	189,897
30,871	Malibu Boats, Inc., Class A*	1,351,841

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – (continued)
85,852	MasterCraft Boat Holdings, Inc.*	$ 1,508,420

		3,050,158

Life Sciences Tools & Services – 0.9%
121,656	Fluidigm Corp.*	467,159
108,736	Medpace Holdings, Inc.*	9,302,365
3,729	Repligen Corp.*	374,354

		10,143,878

Machinery – 3.5%
111,310	Albany International Corp., Class A	7,766,099
31,698	Barnes Group, Inc.	2,002,363
81,597	Columbus McKinnon Corp.	2,855,079
34,735	EnPro Industries, Inc.	2,029,913
23,700	ESCO Technologies, Inc.	2,274,252
65,371	Federal Signal Corp.	2,102,331
77,161	Franklin Electric Co., Inc.	4,451,418
18,862	Miller Industries, Inc.	649,041
99,733	Mueller Industries, Inc.	2,909,212
19,085	RBC Bearings, Inc.*	2,967,908
35,388	Rexnord Corp.*	1,155,418
153,410	SPX Corp.*	7,527,829
32,775	Wabash National Corp.	380,190
16,646	Watts Water Technologies, Inc., Class A	1,659,773

		40,730,826

Marine – 0.0%
60,335	Scorpio Bulkers, Inc.	221,429

Media – 0.5%
30,450	Cardlytics, Inc.*	2,555,364
17,863	Loral Space & Communications, Inc.*	574,653
88,136	TechTarget, Inc.*	2,237,773

		5,367,790

Metals & Mining – 1.0%
27,560	Carpenter Technology Corp.	1,095,234
4,987	Haynes International, Inc.	133,702
42,623	Kaiser Aluminum Corp.	4,268,693
72,081	Materion Corp.	3,913,998
66,134	Worthington Industries, Inc.	2,432,409

		11,844,036

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.3%
72,062	Ardmore Shipping Corp. (Ireland)*	$ 443,181
67,716	Brigham Minerals, Inc., Class A	1,151,849
90,229	CVR Energy, Inc.	3,122,826
572,988	DHT Holdings, Inc.	3,225,922
46,114	Dorian LPG Ltd.*	605,016
236,366	GasLog Ltd. (Monaco)	1,531,652
123,500	Golar LNG Ltd. (Bermuda)	1,188,070
35,788	International Seaways, Inc.*	796,641
96,745	World Fuel Services Corp.	3,784,664

		15,849,821

Paper & Forest Products – 0.6%
179,496	Boise Cascade Co.	6,497,755
19,998	PH Glatfelter Co.	333,967

		6,831,722

Personal Products – 0.3%
42,402	elf Beauty, Inc.*	664,864
42,911	Inter Parfums, Inc.	2,965,579

		3,630,443

Pharmaceuticals – 3.2%
72,715	Amneal Pharmaceuticals, Inc.*	326,490
163,239	Amphastar Pharmaceuticals, Inc.*	3,086,850
89,539	ANI Pharmaceuticals, Inc.*	5,551,418
51,249	Axsome Therapeutics, Inc.*	4,449,438
348,624	BioDelivery Sciences International, Inc.*	1,830,276
58,948	Collegium Pharmaceutical, Inc.*	1,185,739
71,158	Corcept Therapeutics, Inc.*	901,572
272,856	Endo International PLC*	1,547,094
190,523	Innoviva, Inc.*	2,630,170
58,817	Intersect ENT, Inc.*	1,519,831
4,904	Odonate Therapeutics, Inc.*	143,197
63,106	Pacira BioSciences, Inc.*	2,727,441
146,135	Phibro Animal Health Corp., Class A	3,466,322
9,273	Reata Pharmaceuticals, Inc., Class A*	2,028,840
190,490	Supernus Pharmaceuticals, Inc.*	4,356,506
27,011	Zogenix, Inc.*	1,360,544

		37,111,728

Professional Services – 2.1%
23,044	Barrett Business Services, Inc.	1,908,735
33,188	Exponent, Inc.	2,415,091
16,555	Heidrick & Struggles International, Inc.	470,493

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
77,144	Insperity, Inc.	$ 6,740,071
155,341	Kforce, Inc.	5,755,384
8,846	Resources Connection, Inc.	134,680
110,352	TriNet Group, Inc.*	6,296,685
48,420	TrueBlue, Inc.*	1,060,882

		24,782,021

Real Estate Management & Development – 0.4%
355,264	Newmark Group, Inc., Class A	4,181,457

Road & Rail – 0.2%
97,756	Marten Transport Ltd.	2,029,415

Semiconductors & Semiconductor Equipment – 3.8%
103,758	Ambarella, Inc.*	6,136,248
93,949	Amkor Technology, Inc.*	1,056,926
3,493	Cirrus Logic, Inc.*	268,297
61,336	Diodes, Inc.*	3,167,391
87,486	Enphase Energy, Inc.*	2,757,559
51,521	FormFactor, Inc.*	1,303,997
7,295	Ichor Holdings Ltd.*	243,580
139,216	Inphi Corp.*	10,574,847
382,078	Lattice Semiconductor Corp.*	7,106,651
121,916	MaxLinear, Inc.*	2,376,143
321,406	Rambus, Inc.*	5,100,713
50,922	Silicon Laboratories, Inc.*	5,006,142

		45,098,494

Software – 6.7%
54,438	ACI Worldwide, Inc.*	1,875,389
14,757	Agilysys, Inc.*	479,602
52,965	American Software, Inc., Class A	790,767
46,913	Blackline, Inc.*	2,869,668
94,180	Bottomline Technologies DE, Inc.*	5,048,048
248,373	Box, Inc., Class A*	3,733,046
104,647	CommVault Systems, Inc.*	4,711,208
59,581	Cornerstone OnDemand, Inc.*	3,503,363
304,903	Digital Turbine, Inc.*	1,902,595
19,299	Domo, Inc., Class B*	467,422
115,309	Five9, Inc.*	8,271,115
19,964	MicroStrategy, Inc., Class A*	3,035,127
280,618	MobileIron, Inc.*	1,338,548
50,960	Model N, Inc.*	1,589,442
10,809	OneSpan, Inc.*	179,646

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
120,200	Progress Software Corp.	$ 5,424,626
37,386	PROS Holdings, Inc.*	2,243,160
106,191	Qualys, Inc.*	9,104,816
146,659	SPS Commerce, Inc.*	8,334,631
291,870	SVMK, Inc.*	5,151,506
139,034	Telenav, Inc.*	624,263
10,988	Varonis Systems, Inc.*	919,256
111,638	Verint Systems, Inc.*	6,475,004

		78,072,248

Specialty Retail – 3.3%
40,498	America’s Car-Mart, Inc.*	4,445,870
83,768	Asbury Automotive Group, Inc.*	8,079,424
16,749	Boot Barn Holdings, Inc.*	702,956
9,060	Cato Corp. (The), Class A	145,322
6,097	Citi Trends, Inc.	141,999
50,426	Genesco, Inc.*	1,982,750
114,432	Hudson Ltd., Class A*	1,255,319
12,050	Lithia Motors, Inc., Class A	1,634,462
59,173	Murphy USA, Inc.*	6,045,705
137,636	National Vision Holdings, Inc.*	4,696,140
2,049	RH*	427,729
128,471	Sleep Number Corp.*	6,627,819
58,623	Sonic Automotive, Inc., Class A	1,854,246
64,377	Sportsman’s Warehouse Holdings, Inc.*	417,163
15,057	Zumiez, Inc.*	469,327

		38,926,231

Technology Hardware, Storage & Peripherals – 0.0%
26,117	Diebold Nixdorf, Inc.*	300,607

Textiles, Apparel & Luxury Goods – 2.8%
241,455	Crocs, Inc.*	9,153,559
63,903	Deckers Outdoor Corp.*	12,199,722
119,804	Steven Madden Ltd.	4,619,642
217,189	Wolverine World Wide, Inc.	6,856,657

		32,829,580

Thrifts & Mortgage Finance – 0.8%
54,741	Meridian Bancorp, Inc.	984,791
9,941	NMI Holdings, Inc., Class A*	317,317
87,523	PennyMac Financial Services, Inc.	2,951,275

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
71,349	Walker & Dunlop, Inc.	$ 4,735,433

		8,988,816

Trading Companies & Distributors – 1.1%
77,817	BMC Stock Holdings, Inc.*	2,271,089
149,924	Foundation Building Materials, Inc.*	2,673,145
76,940	GMS, Inc.*	2,055,837
86,926	H&E Equipment Services, Inc.	2,356,564
215,200	MRC Global, Inc.*	2,423,152
78,271	NOW, Inc.*	783,492

		12,563,279

Wireless Telecommunication Services – 0.0%
16,259	Boingo Wireless, Inc.*	182,751

TOTAL COMMON STOCKS (Cost $1,074,180,570)		$1,150,871,858

Shares	Dividend Rate	Value

Investment Company – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,921,753	1.535%	$ 1,921,753
(Cost $1,921,753)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,076,102,323)		$1,152,793,611

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
741,675	1.535%	$ 741,675
(Cost $741,675)

TOTAL INVESTMENTS – 98.6% (Cost $1,076,843,998)		$1,153,535,286

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		16,818,030

NET ASSETS – 100.0%		$1,170,353,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 94.7%
Aerospace & Defense – 0.2%
26,563	Aerojet Rocketdyne Holdings, Inc.*	$ 1,383,135

Air Freight & Logistics – 0.4%
34,201	Atlas Air Worldwide Holdings, Inc.*	764,393
85,782	Echo Global Logistics, Inc.*	1,662,455
44,769	Radiant Logistics, Inc.*	216,234

		2,643,082

Airlines – 0.7%
3,319	Allegiant Travel Co.	557,725
16,374	Hawaiian Holdings, Inc.	456,507
61,346	SkyWest, Inc.	3,384,459

		4,398,691

Auto Components – 0.5%
68,897	American Axle & Manufacturing Holdings, Inc.*	636,608
28,184	Cooper-Standard Holdings, Inc.*	747,440
6,902	Tenneco, Inc., Class A	65,362
20,740	Visteon Corp.*	1,655,259

		3,104,669

Banks – 18.0%
66,427	1st Source Corp.	3,134,690
76,948	Amalgamated Bank, Class A	1,326,584
2,758	Arrow Financial Corp.	96,695
89,633	Atlantic Capital Bancshares, Inc.*	1,691,375
153,321	Bancorp, Inc. (The)*	1,813,787
71,223	BancorpSouth Bank	2,034,841
2,000	Bank of Marin Bancorp	88,120
21,664	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	719,678
15,300	Banner Corp.	788,715
6,099	BCB Bancorp, Inc.	80,019
150,770	Boston Private Financial Holdings, Inc.	1,718,778
20,045	Bridge Bancorp, Inc.	608,366
225,905	Cadence BanCorp	3,530,895
3,834	Camden National Corp.	181,195
13,442	Capital City Bank Group, Inc.	383,366
106,130	Cathay General Bancorp	3,827,048
11,829	CBTX, Inc.	349,547
132,266	CenterState Bank Corp.	2,983,921
128,979	Central Pacific Financial Corp.	3,576,588

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
16,205	Civista Bancshares, Inc.	$ 356,672
115,049	Columbia Banking System, Inc.	4,452,396
235,831	CVB Financial Corp.	4,898,210
2,783	Esquire Financial Holdings, Inc.*	63,313
27,578	Financial Institutions, Inc.	849,678
454,887	First BanCorp.	4,216,802
96,750	First Bancorp/Southern Pines NC	3,432,690
183,917	First Commonwealth Financial Corp.	2,486,558
29,831	First Financial Corp.	1,244,848
199,436	First Foundation, Inc.	3,290,694
25,551	First Internet Bancorp	677,357
4,543	First Interstate BancSystem, Inc., Class A	174,905
11,085	First Midwest Bancorp, Inc.	221,035
89,980	Hanmi Financial Corp.	1,513,464
79,805	Heartland Financial USA, Inc.	3,903,263
31,091	Heritage Financial Corp.	801,526
162,703	Hilltop Holdings, Inc.	3,683,596
292,265	Hope Bancorp, Inc.	4,063,945
71,158	Horizon Bancorp, Inc.	1,203,993
11,072	IBERIABANK Corp.	805,045
62,244	Independent Bank Corp.	1,330,777
78,389	Independent Bank Group, Inc.	4,195,379
112,669	International Bancshares Corp.	4,439,159
413,753	Investors Bancorp, Inc.	5,000,205
94,856	Lakeland Bancorp, Inc.	1,540,461
24,949	Mercantile Bank Corp.	817,579
11,306	Metropolitan Bank Holding Corp.*	555,690
4,183	Midland States Bancorp, Inc.	110,515
48,484	National Bank Holdings Corp., Class A	1,580,578
12,115	Northeast Bank	243,148
7,059	Northrim BanCorp, Inc.	265,630
129,445	Old National Bancorp	2,318,360
64,678	Old Second Bancorp, Inc.	794,569
5,852	Opus Bank	155,868
91,002	Pacific Premier Bancorp, Inc.	2,711,860
2,728	Parke Bancorp, Inc.	58,707
2,940	People’s Utah Bancorp	76,675
35,113	Preferred Bank	2,110,642
5,852	QCR Holdings, Inc.	240,517
7,938	Republic Bancorp, Inc., Class A	332,602
4,680	SB One Bancorp	111,852
132,061	Seacoast Banking Corp. of Florida*	3,585,456
31,359	Sierra Bancorp	839,794

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
74,535	Southern National Bancorp of Virginia, Inc.	$ 1,157,529
4,569	Stock Yards Bancorp, Inc.	177,003
39,089	Towne Bank/Portsmouth VA	1,037,813
101,071	TriCo Bancshares	3,678,984
18,247	UMB Financial Corp.	1,212,696
52,611	Univest Financial Corp.	1,306,857
18,756	Westamerica Bancorporation	1,188,380

		114,449,483

Beverages – 0.1%
1,688	Coca-Cola Consolidated, Inc.	457,127

Biotechnology – 2.0%
34,317	ACADIA Pharmaceuticals, Inc.*	1,370,621
7,632	Acceleron Pharma, Inc.*	692,833
44,880	Anika Therapeutics, Inc.*	1,845,017
104,669	Ardelyx, Inc.*	741,056
12,627	Arena Pharmaceuticals, Inc.*	576,928
9,946	Biohaven Pharmaceutical Holding Co. Ltd.*	482,282
78,477	Catalyst Pharmaceuticals, Inc.*	322,540
131,650	Coherus Biosciences, Inc.*	2,374,966
2,714	Editas Medicine, Inc.*	71,731
11,167	Enanta Pharmaceuticals, Inc.*	575,547
14,887	FibroGen, Inc.*	623,021
19,674	Global Blood Therapeutics, Inc.*	1,283,925
19,937	Heron Therapeutics, Inc.*	415,886
8,178	Immunomedics, Inc.*	151,865
2,039	Mirati Therapeutics, Inc.*	177,046
7,120	Myriad Genetics, Inc.*	196,868
2,846	Principia Biopharma, Inc.*	149,842
39,268	Prothena Corp. PLC (Ireland)*	477,892
6,761	Voyager Therapeutics, Inc.*	74,574
8,401	Xencor, Inc.*	285,130

		12,889,570

Building Products – 2.3%
119,627	Builders FirstSource, Inc.*	2,966,151
27,173	Caesarstone Ltd.	355,423
78,990	Gibraltar Industries, Inc.*	4,306,535
81,385	Griffon Corp.	1,691,994
109,006	Quanex Building Products Corp.	1,931,586

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
39,422	Simpson Manufacturing Co., Inc.	$ 3,259,017

		14,510,706

Capital Markets – 0.3%
3,824	INTL. FCStone, Inc.*	182,252
53,399	Oppenheimer Holdings, Inc., Class A	1,471,142

		1,653,394

Chemicals – 2.2%
263,626	Ferro Corp.*	3,606,404
30,706	Innophos Holdings, Inc.	981,364
35,817	Koppers Holdings, Inc.*	1,123,937
6,334	Kraton Corp.*	104,194
75,811	Minerals Technologies, Inc.	4,103,649
53,861	PolyOne Corp.	1,787,108
3,768	Stepan Co.	371,713
53,773	Trinseo SA	1,544,361

		13,622,730

Commercial Services & Supplies – 1.8%
10,757	ACCO Brands Corp.	92,941
48,082	Brady Corp., Class A	2,662,300
16,435	Ennis, Inc.	342,834
79,546	HNI Corp.	2,861,270
9,176	Interface, Inc.	147,550
54,582	Kimball International, Inc., Class B	1,025,050
106,086	Knoll, Inc.	2,626,689
12,174	McGrath RentCorp	941,294
15,187	Mobile Mini, Inc.	633,905
14,622	Steelcase, Inc., Class A	272,115

		11,605,948

Communications Equipment – 1.3%
43,121	Comtech Telecommunications Corp.	1,246,628
79,194	Harmonic, Inc.*	557,130
62,511	Lumentum Holdings, Inc.*	4,736,459
8,189	NETGEAR, Inc.*	210,621
102,054	Viavi Solutions, Inc.*	1,438,961

		8,189,799

Construction & Engineering – 0.4%
35,994	Aegion Corp.*	752,275
122,956	Great Lakes Dredge & Dock Corp.*	1,287,349

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
38,714	Tutor Perini Corp.*	$ 435,920

		2,475,544

Construction Materials – 0.7%
197,716	Summit Materials, Inc., Class A*	4,343,821

Consumer Finance – 0.8%
97,983	Enova International, Inc.*	2,455,454
43,582	Nelnet, Inc., Class A	2,495,505

		4,950,959

Diversified Consumer Services – 1.6%
55,050	American Public Education, Inc.*	1,311,841
28,731	Carriage Services, Inc.	680,063
41,927	Collectors Universe, Inc.	1,029,727
58,142	Houghton Mifflin Harcourt Co.*	320,944
32,700	K12, Inc.*	527,778
250,227	Laureate Education, Inc., Class A*	5,214,731
13,682	Select Interior Concepts, Inc., Class A*	113,013
28,412	WW International, Inc.*	937,028

		10,135,125

Diversified Financial Services – 1.4%
160,796	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,241,647
32,020	Cannae Holdings, Inc.*	1,301,933
422,969	FGL Holdings	4,081,651
111,148	On Deck Capital, Inc.*	453,484

		9,078,715

Diversified Telecommunication Services – 1.0%
2,898	ATN International, Inc.	167,707
49,383	Cogent Communications Holdings, Inc.	3,502,736
55,659	Iridium Communications, Inc.*	1,422,088
395,614	ORBCOMM, Inc.*	1,420,254

		6,512,785

Electric Utilities – 1.1%
112,786	Portland General Electric Co.	6,936,339

Electrical Equipment – 0.5%
15,530	Atkore International Group, Inc.*	616,541
25,604	Encore Wire Corp.	1,390,553

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
34,818	Powell Industries, Inc.	$ 1,436,939

		3,444,033

Electronic Equipment, Instruments & Components – 4.8%
36,343	Belden, Inc.	1,790,620
111,410	Benchmark Electronics, Inc.	3,429,200
30,033	CTS Corp.	880,267
37,089	Itron, Inc.*	3,032,026
5,617	Kimball Electronics, Inc.*	90,883
204,828	Knowles Corp.*	4,041,256
20,075	Methode Electronics, Inc.	657,456
36,155	Plexus Corp.*	2,571,344
118,111	Sanmina Corp.*	3,760,654
21,830	Tech Data Corp.*	3,142,210
55,521	TTM Technologies, Inc.*	798,947
219,880	Vishay Intertechnology, Inc.	4,461,365
44,179	Vishay Precision Group, Inc.*	1,525,943

		30,182,171

Energy Equipment & Services – 1.1%
17,784	Exterran Corp.*	96,034
136,727	Forum Energy Technologies, Inc.*	144,931
35,132	Helix Energy Solutions Group, Inc.*	293,001
90,954	Matrix Service Co.*	1,829,994
525,041	Nabors Industries Ltd.	1,086,835
85,545	Oceaneering International, Inc.*	1,061,613
57,211	SEACOR Holdings, Inc.*	2,150,561
78,812	US Silica Holdings, Inc.	405,094

		7,068,063

Equity Real Estate Investment Trusts (REITs) – 8.8%
12,206	Alexander & Baldwin, Inc. REIT	266,823
350	Alexander’s, Inc. REIT	112,938
16,263	American Assets Trust, Inc. REIT	740,942
9,607	CatchMark Timber Trust, Inc., Class A REIT	98,568
180,473	Cedar Realty Trust, Inc. REIT	469,230
15,526	City Office REIT, Inc. REIT	209,912
128,620	First Industrial Realty Trust, Inc. REIT	5,492,074
96,668	Gladstone Commercial Corp. REIT	2,060,962
24,047	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	819,762
86,679	Independence Realty Trust, Inc. REIT	1,271,581

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
47,847	Investors Real Estate Trust REIT	$ 3,526,324
450,087	Lexington Realty Trust REIT	4,982,463
287,786	Physicians Realty Trust REIT	5,568,659
175,376	Piedmont Office Realty Trust, Inc., Class A REIT	4,066,969
44,469	Retail Opportunity Investments Corp. REIT	736,851
100,045	Retail Value, Inc. REIT	3,288,479
111,834	Rexford Industrial Realty, Inc. REIT	5,389,280
145,365	RPT Realty REIT	2,027,842
200,457	Sabra Health Care REIT, Inc. REIT	4,309,826
48,988	STAG Industrial, Inc. REIT	1,579,373
74,841	Terreno Realty Corp. REIT	4,285,396
235,611	Urban Edge Properties REIT	4,332,886

		55,637,140

Food & Staples Retailing – 0.3%
36,945	Ingles Markets, Inc., Class A	1,540,237
13,925	Village Super Market, Inc., Class A	309,971

		1,850,208

Food Products – 1.5%
231,201	Darling Ingredients, Inc.*	6,272,483
23,108	Sanderson Farms, Inc.	3,181,741

		9,454,224

Gas Utilities – 0.5%
45,055	Southwest Gas Holdings, Inc.	3,402,103

Health Care Equipment & Supplies – 0.6%
47,181	AngioDynamics, Inc.*	649,682
13,413	Integer Holdings Corp.*	1,145,470
31,005	Invacare Corp.	238,429
20,700	Natus Medical, Inc.*	647,703
1,247	Novocure Ltd.*	101,581
5,013	Surmodics, Inc.*	197,462
9,482	Tandem Diabetes Care, Inc.*	721,011
4,204	Varex Imaging Corp.*	116,241

		3,817,579

Health Care Providers & Services – 0.6%
44,716	Magellan Health, Inc.*	3,273,658
1,010	National Research Corp.	68,347

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
4,854	Tenet Healthcare Corp.*	$ 153,580
33,072	Triple-S Management Corp., Class B*	582,729

		4,078,314

Health Care Technology – 0.0%
4,447	Computer Programs & Systems, Inc.	115,622

Hotels, Restaurants & Leisure – 2.0%
161,705	Denny’s Corp.*	3,310,101
29,137	Everi Holdings, Inc.*	364,212
38,216	Marriott Vacations Worldwide Corp.	4,595,092
23,885	Penn National Gaming, Inc.*	712,490
64,906	Red Rock Resorts, Inc., Class A	1,590,846
23,428	Wingstop, Inc.	2,173,416

		12,746,157

Household Durables – 3.6%
59,371	KB Home	2,229,381
86,533	M/I Homes, Inc.*	3,841,200
36,350	Meritage Homes Corp.*	2,579,396
31,098	Sonos, Inc.*	426,664
184,378	Taylor Morrison Home Corp.*	4,771,703
25,111	TopBuild Corp.*	2,875,461
283,595	TRI Pointe Group, Inc.*	4,611,255
23,997	Universal Electronics, Inc.*	1,188,571

		22,523,631

Household Products – 0.1%
12,972	Central Garden & Pet Co., Class A*	388,641

Independent Power and Renewable Electricity Producers – 0.7%
69,401	Atlantic Power Corp.*	165,868
53,211	Ormat Technologies, Inc.	4,217,504

		4,383,372

Insurance – 4.4%
168,049	American Equity Investment Life Holding Co.	4,438,174
48,629	AMERISAFE, Inc.	3,327,196
66,925	Argo Group International Holdings Ltd.	4,390,280
58,588	Employers Holdings, Inc.	2,498,778
22,196	FBL Financial Group, Inc., Class A	1,193,701

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
836,952	Genworth Financial, Inc., Class A*	$ 3,431,503
9,161	Goosehead Insurance, Inc., Class A	478,021
4,443	James River Group Holdings Ltd.	190,783
302,836	MBIA, Inc.*	2,743,694
4,694	National Western Life Group, Inc., Class A	1,248,604
4,171	Protective Insurance Corp., Class B	65,026
92,092	Stewart Information Services Corp.	3,844,841

		27,850,601

Interactive Media & Services – 0.4%
201,639	Cars.com, Inc.*	2,353,127

Internet & Direct Marketing Retail – 0.1%
56,929	Rubicon Project, Inc. (The)*	532,855

IT Services – 1.0%
116,395	Conduent, Inc.*	498,171
19,939	Hackett Group, Inc. (The)	308,157
201,728	Perspecta, Inc.	5,662,505

		6,468,833

Leisure Products – 0.2%
14,842	American Outdoor Brands Corp.*	139,812
20,602	Clarus Corp.	272,255
2,662	Johnson Outdoors, Inc., Class A	209,233
69,422	Vista Outdoor, Inc.*	515,806

		1,137,106

Life Sciences Tools & Services – 0.1%
9,525	Medpace Holdings, Inc.*	814,864

Machinery – 2.4%
18,698	Albany International Corp., Class A	1,304,559
6,568	Barnes Group, Inc.	414,901
36,094	Columbus McKinnon Corp.	1,262,929
21,157	EnPro Industries, Inc.	1,236,415
1,368	ESCO Technologies, Inc.	131,273
4,448	Federal Signal Corp.	143,048
6,584	Hurco Cos., Inc.	206,079
11,166	Kennametal, Inc.	349,384
39,026	Miller Industries, Inc.	1,342,885
27,625	Mueller Industries, Inc.	805,821
29,376	Navistar International Corp.*	1,075,749

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
49,484	Rexnord Corp.*	$ 1,615,653
64,784	SPX Corp.*	3,178,951
3,500	SPX FLOW, Inc.*	153,090
29,269	TriMas Corp.*	840,898
101,993	Wabash National Corp.	1,183,119

		15,244,754

Marine – 0.3%
67,271	Costamare, Inc. (Monaco)	533,459
41,447	Genco Shipping & Trading Ltd.	326,188
24,218	Matson, Inc.	872,090
54,046	Scorpio Bulkers, Inc.	198,349

		1,930,086

Media – 0.9%
1,224	Cardlytics, Inc.*	102,718
47,191	Emerald Expositions Events, Inc.	492,202
57,905	Liberty Latin America Ltd., Class A (Chile)*	965,856
51,171	Liberty Latin America Ltd., Class C (Chile)*	862,231
166,079	MSG Networks, Inc., Class A*	2,526,062
26,667	National CineMedia, Inc.	196,802
124,726	WideOpenWest, Inc.*	841,901

		5,987,772

Metals & Mining – 2.1%
25,585	Allegheny Technologies, Inc.*	441,341
66,124	Carpenter Technology Corp.	2,627,768
50,847	Commercial Metals Co.	1,044,906
65,505	Haynes International, Inc.	1,756,189
18,686	Kaiser Aluminum Corp.	1,871,403
53,018	Materion Corp.	2,878,877
78,115	Worthington Industries, Inc.	2,873,070

		13,493,554

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
356,195	Anworth Mortgage Asset Corp. REIT	1,275,178
12,158	Exantas Capital Corp. REIT	146,869
62,291	Great Ajax Corp. REIT	939,971
35,251	TPG RE Finance Trust, Inc. REIT	721,588

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
21,654	Western Asset Mortgage Capital Corp. REIT	$ 229,749

		3,313,355

Multi-Utilities – 0.6%
58,654	Unitil Corp.	3,618,365

Oil, Gas & Consumable Fuels – 3.7%
122,793	Ardmore Shipping Corp. (Ireland)*	755,177
84,678	Brigham Minerals, Inc., Class A	1,440,373
60,957	California Resources Corp.*(a)	447,424
156,430	Callon Petroleum Co.*	469,290
198,613	Clean Energy Fuels Corp.*	456,810
44,139	CVR Energy, Inc.	1,527,651
366,722	Denbury Resources, Inc.*	361,221
507,343	DHT Holdings, Inc.	2,856,341
43,882	Dorian LPG Ltd.*	575,732
15,828	Falcon Minerals Corp.	87,054
107,867	GasLog Ltd. (Monaco)	698,978
103,305	Golar LNG Ltd. (Bermuda)	993,794
110,603	International Seaways, Inc.*	2,462,023
1,440	NACCO Industries, Inc., Class A	67,882
173,717	Nordic American Tankers Ltd.	587,163
165,823	PDC Energy, Inc.*	3,580,119
49,734	Scorpio Tankers, Inc. (Monaco)	1,160,792
87,499	Teekay Corp. (Bermuda)*(a)	311,496
117,043	World Fuel Services Corp.	4,578,722

		23,418,042

Paper & Forest Products – 1.1%
107,316	Boise Cascade Co.	3,884,839
7,258	Neenah, Inc.	483,673
145,582	PH Glatfelter Co.	2,431,220

		6,799,732

Personal Products – 0.4%
76,297	Edgewell Personal Care Co.*	1,969,989
23,936	elf Beauty, Inc.*	375,316
3,594	Inter Parfums, Inc.	248,381

		2,593,686

Pharmaceuticals – 0.7%
13,321	ANI Pharmaceuticals, Inc.*	825,902

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
3,981	Axsome Therapeutics, Inc.*	$ 345,630
134,100	Endo International PLC*	760,347
30,854	Innoviva, Inc.*	425,940
12,600	Phibro Animal Health Corp., Class A	298,872
22,034	Prestige Consumer Healthcare, Inc.*	893,699
3,790	Reata Pharmaceuticals, Inc., Class A*	829,214
7,162	Supernus Pharmaceuticals, Inc.*	163,795

		4,543,399

Professional Services – 0.5%
1,404	Barrett Business Services, Inc.	116,293
5,019	Heidrick & Struggles International, Inc.	142,640
71,980	Resources Connection, Inc.	1,095,896
66,979	TrueBlue, Inc.*	1,467,510

		2,822,339

Real Estate Management & Development – 0.5%
8,908	Kennedy-Wilson Holdings, Inc.	192,057
274,260	Newmark Group, Inc., Class A	3,228,040

		3,420,097

Road & Rail – 0.3%
96,667	Marten Transport Ltd.	2,006,807

Semiconductors & Semiconductor Equipment – 2.8%
46,588	Ambarella, Inc.*	2,755,214
186,245	Amkor Technology, Inc.*	2,095,256
54,682	Cirrus Logic, Inc.*	4,200,125
4,531	Diodes, Inc.*	233,981
25,909	FormFactor, Inc.*	655,757
25,957	Inphi Corp.*	1,971,694
254,429	Rambus, Inc.*	4,037,788
4,668	SMART Global Holdings, Inc.*	140,787
23,198	Synaptics, Inc.*	1,547,075
4,518	Ultra Clean Holdings, Inc.*	103,959
22,567	Veeco Instruments, Inc.*	287,729

		18,029,365

Software – 0.2%
30,394	Cloudera, Inc.*	312,754
74,943	Telenav, Inc.*	336,494

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
6,954	Verint Systems, Inc.*	$ 403,332

		1,052,580

Specialty Retail – 3.9%
26,696	Abercrombie & Fitch Co., Class A	436,747
27,245	Asbury Automotive Group, Inc.*	2,627,780
33,355	Caleres, Inc.	585,380
110,869	Cato Corp. (The), Class A	1,778,339
37,627	Citi Trends, Inc.	876,333
12,774	Conn’s, Inc.*	111,900
55,447	Genesco, Inc.*	2,180,176
6,734	Haverty Furniture Cos., Inc.	135,556
8,371	Hibbett Sports, Inc.*	207,433
5,953	Lithia Motors, Inc., Class A	807,465
69,140	Michaels Cos., Inc. (The)*	340,860
34,013	Murphy USA, Inc.*	3,475,108
6,333	National Vision Holdings, Inc.*	216,082
4,011	RH*	837,296
41,754	Signet Jewelers Ltd.	1,015,040
44,140	Sleep Number Corp.*	2,277,183
108,219	Sonic Automotive, Inc., Class A	3,422,967
119,363	Sportsman’s Warehouse Holdings, Inc.*	773,472
83,684	Tilly’s, Inc., Class A	711,314
59,140	Zumiez, Inc.*	1,843,394

		24,659,825

Textiles, Apparel & Luxury Goods – 0.8%
38,612	Crocs, Inc.*	1,463,781
362	Deckers Outdoor Corp.*	69,109
115,430	Wolverine World Wide, Inc.	3,644,125

		5,177,015

Thrifts & Mortgage Finance – 2.2%
14,179	Axos Financial, Inc.*	399,423
11,120	Flagstar Bancorp, Inc.	391,869
20,705	Luther Burbank Corp.	213,469
142,371	Meridian Bancorp, Inc.	2,561,254
74,288	PennyMac Financial Services, Inc.	2,504,991
68,240	Radian Group, Inc.	1,671,198
12,927	Sterling Bancorp, Inc.	94,755
62,303	Walker & Dunlop, Inc.	4,135,050

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – (continued)
44,178	WSFS Financial Corp.	$ 1,762,260

		13,734,269

Trading Companies & Distributors – 2.3%
122,957	BMC Stock Holdings, Inc.*	3,588,500
94,485	Foundation Building Materials, Inc.*	1,684,668
39,381	GMS, Inc.*	1,052,260
66,757	H&E Equipment Services, Inc.	1,809,782
290,939	MRC Global, Inc.*	3,275,973
229,746	NOW, Inc.*	2,299,758
13,953	Rush Enterprises, Inc., Class A	599,979

		14,310,920

Water Utilities – 0.4%
49,249	California Water Service Group	2,588,527

Wireless Telecommunication Services – 0.0%
19,873	Spok Holdings, Inc.	211,051

TOTAL COMMON STOCKS (Cost $583,683,882)		$600,545,806

Shares	Dividend Rate	Value

Investment Company – 3.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
23,815,658	1.535%	$ 23,815,658
(Cost $23,815,658)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $607,499,540)		$624,361,464

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
794,585	1.535%	$ 794,585
(Cost $794,585)

TOTAL INVESTMENTS – 98.6% (Cost $608,294,125)		$625,156,049

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		9,123,038

NET ASSETS – 100.0%		$634,279,087

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	340	03/20/20	$28,172,559	$(722,659)

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Aerospace & Defense – 2.8%
2,889	General Dynamics Corp.	$ 506,846
12,018	HEICO Corp.	1,471,364
33,762	Lockheed Martin Corp.	14,454,187
57,138	Raytheon Co.	12,624,070

		29,056,467

Airlines – 1.9%
8,809	Copa Holdings SA, Class A (Panama)	862,929
177,246	Delta Air Lines, Inc.	9,879,692
56,543	JetBlue Airways Corp.*	1,121,248
136,705	Southwest Airlines Co.	7,516,041

		19,379,910

Auto Components – 0.0%
5,673	Gentex Corp.	168,885

Automobiles – 1.1%
350,285	General Motors Co.	11,696,016

Banks – 2.5%
23,164	Citizens Financial Group, Inc.	863,554
43,489	JPMorgan Chase & Co.	5,756,204
170,995	Popular, Inc.	9,568,880
27,152	Signature Bank	3,852,597
5,606	SVB Financial Group*	1,347,290
21,621	Western Alliance Bancorp	1,194,128
76,718	Zions Bancorp NA	3,489,902

		26,072,555

Beverages – 1.1%
171,534	Monster Beverage Corp.*	11,424,164

Biotechnology – 3.8%
64,208	AbbVie, Inc.	5,202,132
32,738	Alexion Pharmaceuticals, Inc.*	3,253,830
28,400	Biogen, Inc.*	7,635,340
175,252	Gilead Sciences, Inc.	11,075,926
99,788	Incyte Corp.*	7,291,509
309	Regeneron Pharmaceuticals, Inc.*	104,424
21,068	Vertex Pharmaceuticals, Inc.*	4,783,489

		39,346,650

Shares	Description	Value

Common Stocks – (continued)
Building Products – 1.2%
8,753	Allegion PLC	$ 1,131,938
284,243	Johnson Controls International PLC	11,213,386

		12,345,324

Capital Markets – 5.0%
256,268	Bank of New York Mellon Corp. (The)	11,475,681
266,878	Charles Schwab Corp. (The)	12,156,293
30,679	Intercontinental Exchange, Inc.	3,059,923
217,970	Morgan Stanley	11,391,112
45,012	S&P Global, Inc.	13,221,375

		51,304,384

Chemicals – 1.5%
99,271	Axalta Coating Systems Ltd.*	2,859,998
21,752	DuPont de Nemours, Inc.	1,113,267
21,029	Sherwin-Williams Co. (The)	11,712,943

		15,686,208

Commercial Services & Supplies – 1.1%
40,269	Cintas Corp.	11,233,843

Communications Equipment – 0.8%
46,927	Ciena Corp.*	1,908,521
137,780	Cisco Systems, Inc.	6,333,747

		8,242,268

Consumer Finance – 2.0%
319,341	Ally Financial, Inc.	10,228,492
313,905	Synchrony Financial	10,173,661

		20,402,153

Containers & Packaging – 0.2%
22,368	Ball Corp.	1,614,522

Diversified Financial Services – 1.2%
28,894	Berkshire Hathaway, Inc., Class B*	6,484,680
101,471	Voya Financial, Inc.	6,060,863

		12,545,543

Diversified Telecommunication Services – 0.0%
10,703	AT&T, Inc.	402,647

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 0.9%
67,315	Exelon Corp.	$ 3,203,521
22,425	NextEra Energy, Inc.	6,014,385

		9,217,906

Electrical Equipment – 0.4%
43,656	Eaton Corp. PLC	4,124,182

Electronic Equipment, Instruments & Components – 1.0%
110,500	Keysight Technologies, Inc.*	10,275,395

Energy Equipment & Services – 0.5%
55,732	Baker Hughes Co.	1,207,155
231,137	TechnipFMC PLC (United Kingdom)	3,816,072

		5,023,227

Entertainment – 0.2%
23,507	Cinemark Holdings, Inc.	740,705
252,735	Zynga, Inc., Class A*	1,521,465

		2,262,170

Equity Real Estate Investment Trusts (REITs) – 5.0%
18,021	American Tower Corp. REIT	4,176,187
8,780	Douglas Emmett, Inc. REIT	364,370
304,230	Duke Realty Corp. REIT	11,046,591
131,270	Equity LifeStyle Properties, Inc. REIT	9,549,893
19,522	Extra Space Storage, Inc. REIT	2,160,695
335,352	Invitation Homes, Inc. REIT	10,553,527
9,114	National Retail Properties, Inc. REIT	510,384
66,423	Prologis, Inc. REIT	6,169,368
16,205	SBA Communications Corp. REIT	4,044,120
15,225	STORE Capital Corp. REIT	597,581
2,371	Sun Communities, Inc. REIT	384,505
29,265	Welltower, Inc. REIT	2,484,891

		52,042,112

Food & Staples Retailing – 0.6%
16,825	US Foods Holding Corp.*	675,860
115,723	Walgreens Boots Alliance, Inc.	5,884,515

		6,560,375

Health Care Equipment & Supplies – 3.3%
9,151	Align Technology, Inc.*	2,352,722
43,586	Becton Dickinson and Co.	11,993,996

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
81,534	DENTSPLY SIRONA, Inc.	$ 4,565,904
39,607	Edwards Lifesciences Corp.*	8,707,995
5,203	Hologic, Inc.*	278,465
13,680	Medtronic PLC	1,579,219
14,655	STERIS PLC	2,208,362
7,330	Teleflex, Inc.	2,723,168

		34,409,831

Health Care Providers & Services – 5.9%
44,230	Anthem, Inc.	11,733,334
32,485	Cigna Corp.	6,249,464
81,974	HCA Healthcare, Inc.	11,377,991
32,811	Humana, Inc.	11,032,371
9,665	Molina Healthcare, Inc.*	1,188,505
34,804	UnitedHealth Group, Inc.	9,482,350
73,979	Universal Health Services, Inc., Class B	10,143,261

		61,207,276

Hotels, Restaurants & Leisure – 2.7%
142,165	Las Vegas Sands Corp.	9,284,796
196,152	MGM Resorts International	6,092,481
151,837	Starbucks Corp.	12,880,333

		28,257,610

Household Durables – 1.1%
184,781	D.R. Horton, Inc.	10,939,035

Household Products – 0.2%
13,290	Procter & Gamble Co. (The)	1,656,200

Independent Power and Renewable Electricity Producers – 1.2%
541,180	AES Corp.	10,747,835
34,201	NRG Energy, Inc.	1,261,675

		12,009,510

Insurance – 1.8%
57,779	Aon PLC	12,725,825
82,379	MetLife, Inc.	4,095,060
3,811	Reinsurance Group of America, Inc.	548,975
36,754	Unum Group	980,964

		18,350,824

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 6.2%
8,974	Alphabet, Inc., Class A*	$ 12,857,768
16,103	Alphabet, Inc., Class C*	23,095,406
139,796	Facebook, Inc., Class A*	28,226,210
3,128	Match Group, Inc.*(a)	244,672

		64,424,056

Internet & Direct Marketing Retail – 5.3%
21,877	Amazon.com, Inc.*	43,944,767
322,409	eBay, Inc.	10,820,046

		54,764,813

IT Services – 6.0%
6,009	Amdocs Ltd.	432,347
75,943	Automatic Data Processing, Inc.	13,015,871
721	Global Payments, Inc.	140,919
28,917	International Business Machines Corp.	4,156,240
1,534	Mastercard, Inc., Class A	484,652
81,676	PayPal Holdings, Inc.*	9,302,080
53,984	VeriSign, Inc.*	11,236,230
118,508	Visa, Inc., Class A	23,579,537

		62,347,876

Life Sciences Tools & Services – 1.3%
43,055	IQVIA Holdings, Inc.*	6,684,289
8,093	Mettler-Toledo International, Inc.*	6,127,858

		12,812,147

Machinery – 0.1%
18,975	Allison Transmission Holdings, Inc.	838,695

Media – 1.8%
265,367	Comcast Corp., Class A	11,461,201
2,583	Liberty Broadband Corp., Class C*	343,358
345,661	Liberty Global PLC, Class C (United Kingdom)*	6,733,476
10,978	News Corp., Class A	149,521

		18,687,556

Metals & Mining – 0.1%
61,186	Alcoa Corp.*	853,545

Multiline Retail – 0.6%
39,616	Macy’s, Inc.	631,875

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – (continued)
51,994	Target Corp.	$ 5,757,816

		6,389,691

Multi-Utilities – 0.0%
3,316	Ameren Corp.	272,078

Oil, Gas & Consumable Fuels – 1.3%
90,930	ConocoPhillips	5,403,970
4,039	Exxon Mobil Corp.	250,903
72,456	Marathon Petroleum Corp.	3,948,852
4,215	Valero Energy Corp.	355,367
157,798	Williams Cos., Inc. (The)	3,264,840

		13,223,932

Personal Products – 1.1%
56,837	Estee Lauder Cos., Inc. (The), Class A	11,092,309

Pharmaceuticals – 2.3%
136,442	Johnson & Johnson	20,312,121
44,069	Merck & Co., Inc.	3,765,255

		24,077,376

Professional Services – 1.1%
2,213	CoStar Group, Inc.*	1,445,067
105,544	IHS Markit Ltd.*	8,323,200
11,403	TransUnion	1,045,655

		10,813,922

Road & Rail – 1.1%
63,455	Union Pacific Corp.	11,385,096

Semiconductors & Semiconductor Equipment – 2.8%
54,755	Advanced Micro Devices, Inc.*	2,573,485
42,151	Analog Devices, Inc.	4,626,072
35,248	Applied Materials, Inc.	2,044,031
12,470	Intel Corp.	797,207
8,884	Lam Research Corp.	2,649,298
44,251	Micron Technology, Inc.*	2,349,286
55,547	NVIDIA Corp.	13,132,977
972	Skyworks Solutions, Inc.	109,982
7,937	Texas Instruments, Inc.	957,599

		29,239,937

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 7.0%
12,738	Adobe, Inc.*	$ 4,472,821
13,434	Cadence Design Systems, Inc.*	968,726
1,338	Fair Isaac Corp.*	538,384
11,023	Intuit, Inc.	3,090,629
355,712	Microsoft Corp.	60,552,854
54,031	Oracle Corp.	2,833,926

		72,457,340

Specialty Retail – 1.8%
80,378	Home Depot, Inc. (The)	18,334,222

Technology Hardware, Storage & Peripherals – 5.5%
184,118	Apple, Inc.	56,986,362

Tobacco – 1.2%
150,671	Philip Morris International, Inc.	12,460,492

TOTAL COMMON STOCKS (Cost $852,806,158)		$1,008,718,637

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,197,937	1.535%	$ 9,197,937
(Cost $9,197,937)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $862,004,095)		$1,017,916,574

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
239,975	1.535%	$ 239,975
(Cost $239,975)

TOTAL INVESTMENTS – 98.5% (Cost $862,244,070)		$1,018,156,549

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		15,172,915

NET ASSETS – 100.0%		$1,033,329,464

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	110	03/20/20	$17,866,948	$(134,948)

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the closing price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreement with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure t the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities where applicable. The Large Cap Value Insights Fund did not have securities on loan as of January 31, 2020.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2020:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,615,102	$—	$—
North America	1,947,778,553	—	—
Security Lending Investment Vehicle	6,552,415	—	—

Total	$1,961,946,070	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$2,831,598	$—	$—
North America	438,937,234	—	—

Total	$441,768,832	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,904,512	$—	$—
North America	685,542,344	—	—
South America	444,338	—	—
Investment Company	6,131,614	—	—
Security Lending Investment Vehicle	1,571,400	—	—

Total	$697,594,208	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(212,255)	$—	$—

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$781,885	$—	$—
Europe	2,938,480	—	—
North America	1,147,151,493	—	—
Investment Company	1,921,753	—	—
Security Lending Investment Vehicle	741,675	—	—

Total	$1,153,535,286	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$3,626,298	$—	$—
North America	595,091,421	—	—
South America	1,828,087	—	—
Investment Company	23,815,658	—	—
Security Lending Investment Vehicle	794,585	—	—

Total	$625,156,049	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(722,659)	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$10,549,548	$—	$—
North America	998,168,089	—	—
Investment Company	9,197,937	—	—
Security Lending Investment Vehicle	239,975	—	—

Total	$1,018,155,549	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(134,948)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.